UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04391

                                   PBHG FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                            1400 Liberty Ridge Drive
                                 Wayne, PA 19087
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
                           Liberty Ridge Capital, Inc.
                    1400 Liberty Ridge Drive, Wayne, PA 19087
                     (Name and address of agent for service)

                                   Copies to:
 ------------------------------------------------------------------------------
       William H. Rheiner, Esq.                    John M. Zerr, Esq.
       Ballard Spahr Andrews & Ingersoll           Liberty Ridge Capital, Inc.
       1735 Market Street, 51st Floor              1400 Liberty Ridge Drive
       Philadelphia, PA 19103-7599                 Wayne, PA 19087
       (215) 864-8600                              (610) 647-4100
 ------------------------------------------------------------------------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610)647-4100

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS


PBHG Emerging Growth Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 99.4%
    BASIC MATERIALS -- 2.1%
      ADVANCED MATERIALS/PRODUCTS -- 2.1%
      Ceradyne*                           80,950  $     4,631
                                                  ------------
    Total Basic Materials (Cost $ 944)                  4,631
                                                  ------------
    CONSUMER CYCLICAL -- 21.3%
      APPAREL MANUFACTURERS -- 1.6%
      Quiksilver*                        119,900        3,572
                                                  ------------
      ATHLETIC EQUIPMENT -- 0.4%
      Nautilus Group                      36,800          889
                                                  ------------
      CASINO SERVICES -- 1.6%
      Shuffle Master*                     74,300        3,500
                                                  ------------
      DISTRIBUTION/WHOLESALE -- 1.1%
      Scansource*                         38,200        2,374
                                                  ------------
      E-COMMERCE/PRODUCTS -- 1.1%
      Overstock.com*                      35,000        2,415
                                                  ------------
      RETAIL-APPAREL/SHOE -- 5.3%
      Bebe Stores                         94,050        2,537
      Finish Line, Cl A                  132,500        2,425
      JOS A Bank Clothiers*               47,545        1,346
      Urban Outfitters*                  121,000        5,372
                                                  ------------
                                                       11,680
      RETAIL-COMPUTER EQUIPMENT -- 0.9%
      Insight Enterprises*               100,000        2,052
                                                  ------------
      RETAIL-GARDENING PRODUCTS -- 1.0%
      Tractor Supply*                     55,500        2,065
                                                  ------------
      RETAIL-MUSIC STORE -- 1.7%
      Guitar Center*                      70,600        3,720
                                                  ------------
      RETAIL-RESTAURANTS -- 5.6%
      PF Chang's China Bistro*            71,000        4,001
      Rare Hospitality
      International*                      48,550        1,547
      Red Robin Gourmet Burgers*          90,350        4,831
      Texas Roadhouse, Cl A*              64,300        1,900
                                                  ------------
                                                       12,279
      RETAIL-SPORTING GOODS -- 1.0%
      Dick's Sporting Goods*              65,000        2,285
                                                  ------------
    Total Consumer Cyclical (Cost $ 24,222)            46,831
                                                  ------------
    HEALTH CARE -- 17.5%
      DIAGNOSTIC EQUIPMENT -- 3.2%
      Gen-Probe*                         101,300        4,580
      Immucor*                           106,800        2,511
                                                  ------------
                                                        7,091
      MEDICAL IMAGING SYSTEMS -- 0.9%
      Merge Technologies*                 89,700        1,996
                                                  ------------
      MEDICAL INFORMATION SYSTEMS -- 0.3%
      Quality Systems*                    10,000          598
                                                  ------------

                                       Shares      Value (000)
--------------------------------------------------------------
      MEDICAL INSTRUMENTS -- 5.2%
      Arthrocare*                         65,000  $     2,084
      DJ Orthopedics*                     45,200          968
      Intuitive Surgical*                 73,200        2,929
      Kensey Nash*                        50,500        1,744
      Ventana Medical Systems*            58,200        3,724
                                                  ------------
                                                       11,449
      MEDICAL LASER SYSTEMS -- 0.8%
      Laserscope*                         32,200        1,156
      Palomar Medical
      Technologies*                       24,200          631
                                                  ------------
                                                        1,787
      MEDICAL PRODUCTS -- 1.3%
      American Medical Systems
      Holdings*                           40,000        1,672
      Wright Medical Group*               37,300        1,063
                                                  ------------
                                                        2,735
      MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
      Integra LifeSciences
      Holdings*                           29,500        1,089
                                                  ------------
      MEDICAL-DRUGS -- 1.7%
      First Horizon
      Pharmaceutical*                    110,600        2,532
      Kos Pharmaceuticals*                33,400        1,257
                                                  ------------
                                                        3,789
      PHYSICAL PRACTICE MANAGEMENT-- 3.1%
      American Healthways*               145,300        4,801
      Matria Healthcare*                  52,500        2,051
                                                  ------------
                                                        6,852
      PHYSICAL THERAPY/REHABILITATION CENTERS-- 0.5%
      Psychiatric Solutions*              30,000        1,097
                                                  ------------
    Total Health Care (Cost $ 24,738)                  38,483
                                                  ------------
    INDUSTRIAL -- 8.1%
      ELECTRONIC MEASURING INSTRUMENTS-- 1.5%
      Faro Technologies*                  46,600        1,453
      Molecular Devices*                  40,000          804
      Trimble Navigation*                 30,000          991
                                                  ------------
                                                        3,248
      ELECTRONICS-MILITARY -- 0.5%
      Engineered Support Systems          18,125        1,073
                                                  ------------
      ENVIRONMENTAL MONITORING & Detection-- 0.4%
      Mine Safety Appliances              20,000        1,014
                                                  ------------
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.5%
      Cogent*                             35,800        1,182
                                                  ------------
      INDUSTRIAL AUDIO & VIDEO PRODUCTS-- 0.8%
      Sonic Solutions*                    81,700        1,833
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOTICS-- 1.0%
      Cognex                              76,300        2,129
                                                  ------------
      INSTRUMENTS-CONTROLS -- 0.7%
      Photon Dynamics*                    65,400        1,588
                                                  ------------

-------------------------------------------------------------------------------
1                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Emerging Growth Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
      LASERS-SYSTEMS/COMPONENTS -- 2.2%
      Cymer*                              64,500  $     1,905
      Rofin-Sinar Technologies*           67,900        2,883
                                                  ------------
                                                        4,788
      MISCELLANEOUS MANUFACTURING -- 0.5%
      Applied Films*                      47,500        1,024
                                                  ------------
    Total Industrial (Cost $ 15,322)                   17,879
                                                  ------------
    SERVICES -- 10.4%
      COMMERCIAL SERVICES-FINANCE -- 1.1%
      iPayment*                           50,000        2,476
                                                  ------------
      CONSULTING SERVICES -- 6.4%
      Charles River Associates*           71,800        3,358
      Corporate Executive Board           67,900        4,545
      DiamondCluster
      International*                     288,900        4,140
      Huron Consulting Group*             55,900        1,241
      Navigant Consulting*                25,000          665
                                                  ------------
                                                       13,949
      HUMAN RESOURCES -- 1.1%
      Resources Connection*               45,000        2,444
                                                  ------------
      SCHOOLS -- 1.8%
      Bright Horizons Family
      Solutions*                          62,100        4,022
                                                  ------------
    Total Services (Cost $ 14,622)                     22,891
                                                  ------------
    TECHNOLOGY -- 39.7%
      APPLICATIONS SOFTWARE -- 0.7%
      SS&C Technologies                   74,800        1,545
                                                  ------------
      CIRCUIT BOARDS -- 0.8%
      TTM Technologies*                  142,600        1,683
                                                  ------------
      COMMUNICATIONS SOFTWARE -- 4.2%
      Avid Technology*                    89,100        5,502
      Witness Systems*                   220,400        3,848
                                                  ------------
                                                        9,350
      COMPUTER AIDED DESIGN -- 1.3%
      Ansys*                              90,200        2,892
                                                  ------------
      COMPUTER GRAPHICS -- 0.9%
      Trident Microsystems*              123,800        2,070
                                                  ------------
      COMPUTER SOFTWARE -- 0.2%
      Blackbaud*                          34,200          501
                                                  ------------
      COMPUTERS-INTEGRATED SYSTEMS-- 2.4%
      Catapult Communications*            45,300        1,094
      Micros Systems*                     33,200        2,592
      Stratasys*                          47,800        1,604
                                                  ------------
                                                        5,290
      COMPUTERS-PERIPHERAL EQUIPMENT-- 1.5%
      Synaptics*                          79,500        2,431
      Transact Technologies*              41,550          888
                                                  ------------
                                                        3,319

                                       Shares      Value (000)
--------------------------------------------------------------
      E-MARKETING/INFORMATION -- 2.0%
      Digital River*                     103,700  $     4,315
                                                  ------------
      E-SERVICES/CONSULTING -- 4.7%
      GSI Commerce*                       80,300        1,428
      Niku*                               49,000          988
      RightNow Technologies*             108,600        1,754
      Sapient*                           361,600        2,860
      Websense*                           65,300        3,312
                                                  ------------
                                                       10,342
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.7%
      Integrated Silicon
      Solutions*                         201,600        1,653
      Microsemi*                         149,300        2,592
      Omnivision Technologies*            95,050        1,744
      Silicon Laboratories*               50,000        1,765
      Zoran*                              39,200          454
                                                  ------------
                                                        8,208
      ENTERPRISE SOFTWARE/SERVICES-- 2.1%
      Hyperion Solutions*                 55,900        2,606
      MicroStrategy, Cl A*                33,200        2,000
                                                  ------------
                                                        4,606
      INTERNET CONTENT-INFORMATION/NETWORKS-- 1.6%
      Jupitermedia*                      145,100        3,450
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE-- 2.7%
      F5 Networks*                       122,150        5,951
                                                  ------------
      INTERNET SECURITY -- 0.7%
      Aladdin Knowledge Systems*          60,900        1,507
                                                  ------------
      NETWORKING PRODUCTS -- 1.0%
      Aeroflex*                          174,800        2,119
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.2%
      O2Micro International*              37,900          434
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 4.2%
      Formfactor*                         90,600        2,459
      Helix Technology                    55,000          956
      Mattson Technology*                 99,900        1,125
      Ultratech*                          94,900        1,789
      Varian Semiconductor
         Equipment Associates*            79,600        2,933
                                                  ------------
                                                        9,262
      SOFTWARE TOOLS -- 1.9%
      Altiris*                           118,900        4,213
                                                  ------------
      TRANSACTIONAL SOFTWARE -- 0.7%
      Open Solutions*                     64,300        1,669
                                                  ------------
      WEB HOSTING/DESIGN -- 1.8%
      Macromedia*                        124,800        3,884
                                                  ------------
      WIRELESS EQUIPMENT -- 0.4%
      Novatel Wireless*                   46,000          891
                                                  ------------
    Total Technology (Cost $ 62,554)                   87,501
                                                  ------------

-------------------------------------------------------------------------------
2                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Emerging Growth Fund
December 31, 2004 (Unaudited)


                                    Shares/Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
    TRANSPORTATION -- 0.3%
      TRANSPORT-SERVICES -- 0.3%
      UTI Worldwide                       10,000  $       680
                                                  ------------
    Total Transportation (Cost $ 681)                     680
                                                  ------------
Total Common Stock (Cost $143,083)                    218,896
                                                  ------------

REPURCHASE AGREEMENT -- 0.7%
  Morgan Stanley 2.14%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    of $1,478,971 (collateralized
    by a U.S. Government
    obligation, par value
    $1,508,000, 2.50%, 03/15/06,
    total market value
    $1,509,208)(A)                        $1,479        1,479
                                                  ------------
Total Repurchase Agreement (Cost $1,479)                1,479
                                                  ------------

Total Investments (100.1%) (Cost $144,562) +          220,375
                                                  ------------

Other Assets and Liabilities, Net (-0.1%)                (120)
                                                  ------------

Net Assets (100.0%)                               $   220,255
                                                  ============

* Non-income producing security.
(A) Tri-party repurchase agreement
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $144,686,698, and the unrealized appreciation and depreciation were $78,653,683 and $(2,965,406), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accoun ing policies, please refer to the Fund's most recent semitannual or annual financial statements.

-------------------------------------------------------------------------------
3                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Growth Fund
December 31, 2004 (Unaudited)



                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 100.4%
    CONSUMER CYCLICAL -- 27.1%
      APPAREL MANUFACTURERS -- 4.0%
      Coach*                             392,500  $    22,137
      Polo Ralph Lauren                  265,700       11,319
                                                  ------------
                                                       33,456
      AUDIO/VIDEO PRODUCTS -- 2.0%
      Harman International
      Industries                         131,200       16,662
                                                  ------------
      CASINO HOTELS -- 1.8%
      MGM Mirage*                         69,530        5,058
      Station Casinos                    188,100       10,285
                                                  ------------
                                                       15,343
      CASINO SERVICES -- 0.3%
      International Game
      Technology                          75,900        2,609
                                                  ------------
      CRUISE LINES -- 1.7%
      Royal Caribbean Cruises            252,100       13,724
                                                  ------------
      DISTRIBUTION/WHOLESALE -- 2.2%
      CDW                                149,100        9,893
      Fastenal                           141,100        8,686
                                                  ------------
                                                       18,579
      HOTELS & MOTELS -- 0.3%
      Starwood Hotels & Resorts
         Worldwide                        38,200        2,231
                                                  ------------
      RADIO -- 0.6%
      XM Satellite Radio Holdings,
      Cl A*                               124,100       4,669
                                                  ------------
      RETAIL-APPAREL/SHOE -- 3.1%
      American Eagle Outfitters          216,300       10,188
      Chico's FAS*                       117,600        5,354
      Nordstrom                          102,500        4,790
      Pacific Sunwear Of
      California                         258,750        5,760
                                                  ------------
                                                       26,092
      RETAIL-AUTO PARTS -- 1.0%
      O'Reilly Automotive*               188,000        8,469
                                                  ------------
      RETAIL-CATALOG SHOPPING -- 0.5%
      MSC Industrial Direct, CL A        117,600        4,231
                                                  ------------
      RETAIL-GARDENING PRODUCTS -- 1.4%
      Tractor Supply*                    315,700       11,747
                                                  ------------
      RETAIL-MAIL ORDER -- 1.5%
      Williams-Sonoma*                   348,300       12,204
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 1.0%
      Staples                            254,900        8,593
                                                  ------------
      RETAIL-PET FOOD & Supplies -- 3.4%
      Petco Animal Supplies*             392,800       15,508
      Petsmart                           348,100       12,368
                                                  ------------
                                                       27,876
                                                  ------------



                                       Shares      Value (000)
--------------------------------------------------------------
      RETAIL-RESTAURANTS -- 1.7%
      PF Chang's China Bistro*           141,100  $     7,951
      Sonic*                             188,000        5,734
                                                  ------------
                                                       13,685
      TELEVISION -- 0.6%
      Univision Communications, Cl A*    163,400        4,783
                                                  ------------
    Total Consumer Cyclical (Cost $ 160,226)          224,953
                                                  ------------
    FINANCIAL -- 3.2%
      FIDUCIARY BANKS -- 0.8%
      Investors Financial Services       124,700        6,233
                                                  ------------
      FINANCE-CONSUMER LOANS -- 0.4%
      First Marblehead*                   58,800        3,307
                                                  ------------
      FINANCE-OTHER SERVICES -- 2.0%
      Chicago Mercantile Exchange
         Holdings                         73,400       16,787
                                                  ------------
    Total Financial (Cost $ 17,731)                    26,327
                                                  ------------
    HEALTH CARE -- 14.7%
      DENTAL SUPPLIES & EQUIPMENT -- 1.7%
      Dentsply International             258,700       14,539
                                                  ------------
      DIAGNOSTIC EQUIPMENT -- 0.7%
      Gen-Probe*                         130,500        5,900
                                                  ------------
      DIAGNOSTIC KITS -- 0.4%
      Dade Behring Holdings*              61,100        3,422
                                                  ------------
      HOSPITAL BEDS/EQUIPMENT -- 1.1%
      Kinetic Concepts*                  122,300        9,331
                                                  ------------
      MEDICAL IMAGING SYSTEMS -- 0.2%
      Given Imaging*                      47,000        1,688
                                                  ------------
      MEDICAL INSTRUMENTS -- 2.4%
      St. Jude Medical*                  227,600        9,544
      Techne*                            263,400       10,246
                                                  ------------
                                                       19,790
      MEDICAL LABS & TESTING SERVICES-- 0.4%
      Covance*                            94,100        3,646
                                                  ------------
      MEDICAL PRODUCTS -- 2.5%
      Henry Schein*                      122,300        8,517
      Varian Medical Systems*            274,200       11,856
                                                  ------------
                                                       20,373
      MEDICAL-BIOMEDICAL/GENETIC -- 2.7%
      Affymetrix*                         94,000        3,436
      Celgene*                           447,000       11,859
      Invitrogen*                        105,800        7,102
                                                  ------------
                                                       22,397
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 0.1%
      Select Medical                      51,700          910
                                                  ------------
      PHARMACY SERVICES -- 0.6%
      Caremark Rx*                       120,400        4,747
                                                  ------------

-------------------------------------------------------------------------------
1                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Growth Fund
December 31, 2004 (Unaudited)



                                       Shares      Value (000)
--------------------------------------------------------------
      RESPIRATORY PRODUCTS -- 1.6%
      Resmed*                            188,000  $     9,607
      Respironics*                        70,000        3,805
                                                  ------------
                                                       13,412
      VETERINARY DIAGNOSTICS -- 0.3%
      VCA Antech*                        117,600        2,305
                                                  ------------
    Total Health Care (Cost $ 82,672)                 122,460
                                                  ------------
    INDUSTRIAL -- 8.9%
      Aerospace/Defense -- 0.6%
      Armor Holdings*                    103,400        4,862
                                                  ------------
      ELECTRONIC MEASURING INSTRUMENTS-- 0.8%
      Trimble Navigation*                207,200        6,846
                                                  ------------
      ELECTRONICS-MILITARY -- 0.7%
      L-3 Communications Holdings         73,200        5,361
                                                  ------------
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.4%
      Symbol Technologies                168,200        2,910
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOTICS-- 1.5%
      Cognex                             446,600       12,460
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.8%
      Fisher Scientific
      International*                     111,400        6,949
                                                  ------------
      MACHINERY-PRINT TRADE -- 2.6%
      Zebra Technologies, Cl A*          388,150       21,845
                                                  ------------
      METAL PROCESSORS & Fabricators-- 1.5%
      Precision Castparts                188,100       12,355
                                                  ------------
    Total Industrial (Cost $ 58,025)                   73,588
                                                  ------------
    SERVICES -- 12.1%
      Advertising Services -- 1.2%
      Getty Images*                      138,900        9,563
                                                  ------------
      COMMERCIAL SERVICES -- 0.5%
      Alliance Data Systems*              94,100        4,468
                                                  ------------
      COMPUTER SERVICES -- 4.4%
      CACI International, Cl A*          107,300        7,310
      Cognizant Technology
         Solutions, Cl A*                699,100       29,593
                                                  ------------
                                                       36,903
      CONSULTING SERVICES -- 3.3%
      Corporate Executive Board          409,800       27,432
                                                  ------------
      SCHOOLS -- 2.7%
      Apollo Group, Cl A*                275,969       22,274
                                                  ------------
    Total Services (Cost $ 50,487)                    100,640
                                                  ------------
    TECHNOLOGY -- 33.9%
      Applications Software -- 1.2%
      Intuit*                            164,700        7,248
      Verint Systems*                     69,500        2,525
                                                  ------------
                                                        9,773

                                       Shares      Value (000)
--------------------------------------------------------------
      CELLULAR TELECOMMUNICATIONS -- 1.3%
      Nextel Partners, Cl A*             539,700  $    10,546
                                                  ------------
      COMMUNICATIONS SOFTWARE -- 2.4%
      Avid Technology*                   319,800       19,748
                                                  ------------
      COMPUTER AIDED DESIGN -- 2.4%
      Autodesk                           526,600       19,984
                                                  ------------
      COMPUTERS-INTEGRATED SYSTEMS-- 0.5%
      Micros Systems*                     55,700        4,348
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 1.6%
      Network Appliance*                 389,200       12,929
                                                  ------------
      DECISION SUPPORT SOFTWARE -- 2.6%
      Cognos*                            499,300       21,999
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.3%
      Jabil Circuit*                     439,200       11,235
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.2%
      Broadcom, Cl A*                    346,400       11,182
      Microchip Technology                91,000        2,426
      Omnivision Technologies*           156,900        2,879
      Silicon Laboratories*              202,200        7,140
      Skyworks Solutions*                282,100        2,660
                                                  ------------
                                                       26,287
      INTERNET CONTENT-ENTERTAINMENT -- 0.8%
      Shanda Interactive
         Entertainment ADR*              152,300        6,473
                                                  ------------
      INTERNET CONTENT-INFORMATION/NETWORKS-- 1.3%
      Ask Jeeves*                        305,600        8,175
      Infospace*                          47,000        2,235
                                                  ------------
                                                       10,410
      INTERNET SECURITY -- 1.6%
      McAfee*                            423,200       12,243
      Symantec*                           29,300          755
                                                  ------------
                                                       12,998
      NETWORKING PRODUCTS -- 2.9%
      Foundry Networks*                  269,400        3,545
      Juniper Networks*                  566,000       15,390
      Polycom*                           235,100        5,482
                                                  ------------
                                                       24,417
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 5.1%
      Cypress Semiconductor*             423,000        4,962
      Emulex*                            404,500        6,812
      Linear Technology                  199,000        7,713
      Marvell Technology Group*          470,300       16,681
      Sigmatel*                          164,700        5,852
                                                  ------------
                                                       42,020
      SEMICONDUCTOR EQUIPMENT -- 3.3%
      Lam Research*                      542,500       15,684
      Varian Semiconductor
         Equipment Associates*           328,900       12,120
                                                  ------------
                                                       27,804

-------------------------------------------------------------------------------
2                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Growth Fund
December 31, 2004 (Unaudited)



                                    Shares/Face
                                    Amount (000)   Value (000)
-----------------------------------------------------------------
      TELECOMMUNICATIONS EQUIPMENT-- 2.4%
      Adtran                             141,000  $     2,699
      Harris                             159,900        9,880
      Plantronics                        121,600        5,043
      Tekelec*                           117,500        2,401
                                                  ------------
                                                       20,023
                                                  ------------
    Total Technology (Cost $ 198,760)                 280,994
                                                  ------------
    TRANSPORTATION -- 0.5%
      TRANSPORT-SERVICES -- 0.5%
      Expeditors International
      Washington                          72,500        4,051
                                                  ------------
    Total Transportation (Cost $ 3,613)                 4,051
                                                  ------------
Total Common Stock (Cost $571,514)                    833,013
                                                  ------------

REPURCHASE AGREEMENT -- 1.5%
  Morgan Stanley 2.18%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    of $12,365,234
    (collateralized by a U.S.
    Government obligation, par
    value $12,515,000, 4.25%,
    05/04/09, total market value
    $12,614,383)(A)                      $12,363       12,363
                                                  ------------
Total Repurchase Agreement (Cost $12,363)              12,363
                                                  ------------

Total Investments (101.9%) (Cost $583,877) +          845,376
                                                  ------------

Other Assets and Liabilities, Net (-1.9%)             (15,428)
                                                  ------------

Net Assets (100.0%)                               $   829,948
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $584,632,082, and the unrealized appreciation and depreciation were $271,546,233 and $(10,802,386), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accoun ing policies, please refer to the Fund's most recent semitannual or annual financial statements. -


-------------------------------------------------------------------------------
3                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Large Cap Growth Concentrated Fund
December 31, 2004 (Unaudited)





                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 98.8%
    CONSUMER CYCLICAL -- 11.0%
      AUDIO/VIDEO PRODUCTS -- 3.0%
      Harman International
      Industries                          46,040  $     5,847
                                                  ------------
      ENTERTAINMENT SOFTWARE -- 3.4%
      Electronic Arts*                   105,500        6,507
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 4.6%
      Staples                            265,800        8,960
                                                  ------------
    Total Consumer Cyclical (Cost $ 17,669)            21,314
                                                  ------------
    FINANCIAL -- 3.5%
      FINANCE-INVESTMENT BANKER/BROKER-- 3.5%
      Goldman Sachs Group                 65,200        6,784
                                                  ------------
    Total Financial (Cost $ 6,614)                      6,784
                                                  ------------
    HEALTH CARE -- 21.0%
      MEDICAL INSTRUMENTS -- 8.0%
      Boston Scientific*                 240,400        8,546
      Guidant                             96,300        6,943
                                                  ------------
                                                       15,489
      MEDICAL PRODUCTS -- 4.3%
      Zimmer Holdings*                   104,200        8,349
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 3.1%
      Biogen Idec*                        89,700        5,975
                                                  ------------
      MEDICAL-GENERIC DRUGS -- 5.6%
      Teva Pharmaceutical
      Industries ADR                     359,700       10,741
                                                  ------------
    Total Health Care (Cost $ 33,751)                  40,554
                                                  ------------
    SERVICES -- 11.7%
      E-Commerce/Services -- 6.8%
      eBay*                              112,300       13,058
                                                  ------------
      SCHOOLS -- 4.9%
      Apollo Group, Cl A*                118,100        9,532
                                                  ------------
    Total Services (Cost $ 12,146)                     22,590
                                                  ------------
    TECHNOLOGY -- 51.6%
      APPLICATIONS SOFTWARE -- 8.0%
      Infosys Technologies ADR           105,100        7,285
      Microsoft                          307,300        8,208
                                                  ------------
                                                       15,493
      CELLULAR TELECOMMUNICATIONS -- 4.1%
      Nextel Communications, Cl A*       261,100        7,833
                                                  ------------
      COMPUTER AIDED DESIGN -- 3.8%
      Autodesk                           192,400        7,302
                                                  ------------



                                    Shares/Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 10.4%
      Broadcom, Cl A*                    278,300  $     8,983
      Intel                              266,100        6,224
      Xilinx                             166,800        4,946
                                                  ------------
                                                       20,153
      INTERNET SECURITY -- 6.6%
      Symantec*                          491,000       12,648
                                                  ------------
      NETWORKING PRODUCTS -- 4.1%
      Cisco Systems*                     208,700        4,028
      Juniper Networks*                  142,100        3,864
                                                  ------------
                                                        7,892
      WEB PORTALS/ISP -- 9.4%
      Yahoo!*                            481,300       18,135
                                                  ------------
      WIRELESS EQUIPMENT -- 5.2%
      Qualcomm                           236,000       10,006
                                                  ------------
    Total Technology (Cost $ 75,121)                   99,462
                                                  ------------
Total Common Stock (Cost $145,301)                    190,704
                                                  ------------

REPURCHASE AGREEMENT -- 1.5%
  Morgan Stanley 2.18%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    of $2,834,601 (collateralized
    by U.S. Government
    obligations, ranging in par
    value $1,293,000-$1,590,000,
    3.25%-4.25%,
    11/02/07-05/04/09, total
    market value $2,892,530)(A)          $ 2,834        2,834
                                                  ------------
Total Repurchase Agreement (Cost $2,834)                2,834
                                                  ------------

Total Investments (100.3%) (Cost $148,135) +          193,538
                                                  ------------

Other Assets and Liabilities, Net (-0.3%)                (604)
                                                  ------------

Net Assets (100.0%)                               $   192,934
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $148,338,530, and the unrealized appreciation and depreciation were $47,197,337 and $(1,998,508), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Large Cap Growth Fund
December 31, 2004 (Unaudited)




                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 98.5%
    CONSUMER CYCLICAL -- 18.6%
      APPAREL MANUFACTURERS -- 1.5%
      Coach*                              47,200  $     2,662
                                                  ------------
      ATHLETIC FOOTWEAR -- 1.0%
      Nike, Cl B                          20,200        1,832
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 1.5%
      Harman International
      Industries                          20,840        2,647
                                                  ------------
      CASINO HOTELS -- 1.0%
      MGM Mirage*                         24,800        1,804
                                                  ------------
      CASINO SERVICES -- 1.3%
      International Game
      Technology                          64,300        2,211
                                                  ------------
      CRUISE LINES -- 1.7%
      Carnival                            50,600        2,916
                                                  ------------
      ENTERTAINMENT SOFTWARE -- 1.3%
      Electronic Arts*                    36,800        2,270
                                                  ------------
      MULTIMEDIA -- 0.7%
      Time Warner*                        66,700        1,297
                                                  ------------
      RETAIL-BEDDING -- 1.0%
      Bed, Bath & Beyond*                 43,000        1,713
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 1.4%
      Lowe's                              42,200        2,430
                                                  ------------
      RETAIL-CONSUMER ELECTRONICS -- 0.6%
      Best Buy                            16,800          998
                                                  ------------
      RETAIL-DISCOUNT -- 2.0%
      Target                              35,900        1,864
      Wal-Mart Stores                     30,000        1,585
                                                  ------------
                                                        3,449
      RETAIL-DRUG STORE -- 1.0%
      Walgreen                            44,500        1,707
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 1.5%
      Staples                             78,600        2,649
                                                  ------------
      RETAIL-RESTAURANTS -- 1.1%
      Starbucks*                          29,700        1,852
                                                  ------------
    Total Consumer Cyclical (Cost $ 22,869)            32,437
                                                  ------------
    CONSUMER NON-CYCLICAL -- 4.1%
      BEVERAGES-NON-ALCOHOLIC -- 0.8%
      PepsiCo                             26,900        1,404
                                                  ------------
      COSMETICS & TOILETRIES -- 3.3%
      Avon Products                       42,400        1,641
      Estee Lauder, Cl A                  26,300        1,204
      Procter & Gamble                    52,900        2,913
                                                  ------------
                                                        5,758
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 5,942)          7,162
                                                  ------------


                                       Shares      Value (000)
--------------------------------------------------------------
    ENERGY -- 1.0%
      OIL-FIELD SERVICES -- 1.0%
      Schlumberger                        24,700  $     1,654
                                                  ------------
    Total Energy (Cost $ 1,300)                         1,654
                                                  ------------
    FINANCIAL -- 6.5%
      FINANCE-CREDIT CARD -- 0.6%
      Capital One Financial               11,000          926
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER-- 2.5%
      Citigroup                           35,800        1,725
      Goldman Sachs Group                 25,030        2,604
                                                  ------------
                                                        4,329
      FINANCE-MORTGAGE LOAN/BANKER-- 1.5%
      Countrywide Financial               72,098        2,669
                                                  ------------
      MULTI-LINE INSURANCE -- 0.6%
      American International Group        16,107        1,058
                                                  ------------
      SUPER-REGIONAL BANKS-US -- 1.3%
      Wells Fargo                         36,900        2,293
                                                  ------------
    Total Financial (Cost $ 8,891)                     11,275
                                                  ------------
    HEALTH CARE -- 22.6%
      MEDICAL INSTRUMENTS -- 5.1%
      Boston Scientific*                  90,200        3,206
      Guidant                             49,000        3,533
      St. Jude Medical*                   52,800        2,214
                                                  ------------
                                                        8,953
      MEDICAL PRODUCTS -- 5.0%
      Johnson & Johnson                   42,200        2,676
      Stryker                             26,700        1,288
      Varian Medical Systems*             28,200        1,220
      Zimmer Holdings*                    44,000        3,525
                                                  ------------
                                                        8,709
      MEDICAL-BIOMEDICAL/GENETIC -- 4.1%
      Amgen*                              27,800        1,784
      Biogen Idec*                        38,900        2,591
      Genentech*                          49,800        2,711
                                                  ------------
                                                        7,086
      MEDICAL-DRUGS -- 1.5%
      Pfizer                              99,240        2,669
                                                  ------------
      MEDICAL-GENERIC DRUGS -- 2.3%
      Teva Pharmaceutical
      Industries ADR                     132,500        3,956
                                                  ------------
      MEDICAL-HMO -- 1.5%
      UnitedHealth Group                  18,000        1,585
      WellPoint*                           9,400        1,081
                                                  ------------
                                                        2,666
      OPTICAL SUPPLIES -- 1.0%
      Alcon                               21,200        1,709
                                                  ------------
      PHARMACY SERVICES -- 0.6%
      Caremark Rx*                        28,300        1,116
                                                  ------------


-------------------------------------------------------------------------------
1                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Large Cap Growth Fund
December 31, 2004 (Unaudited)




                                       Shares      Value (000)
--------------------------------------------------------------
      THERAPEUTICS -- 1.5%
      Gilead Sciences*                    72,200  $     2,526
                                                  ------------
    Total Health Care (Cost $ 28,047)                  39,390
                                                  ------------
    INDUSTRIAL -- 4.4%
      AEROSPACE/DEFENSE -- 0.7%
      Lockheed Martin                     20,400        1,133
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 3.7%
      Danaher                             24,600        1,412
      General Electric                    90,200        3,292
      Tyco International                  51,300        1,834
                                                  ------------
                                                        6,538
                                                  ------------
    Total Industrial (Cost $ 6,646)                     7,671
                                                  ------------
    SERVICES -- 5.8%
      CONSULTING SERVICES -- 1.0%
      Accenture, Cl A*                    64,500        1,741
                                                  ------------
      E-COMMERCE/SERVICES -- 2.9%
      eBay*                               43,700        5,081
                                                  ------------
      SCHOOLS -- 1.9%
      Apollo Group, Cl A*                 41,700        3,366
                                                  ------------
    Total Services (Cost $ 4,448)                      10,188
                                                  ------------
    TECHNOLOGY -- 34.5%
      APPLICATIONS SOFTWARE -- 5.0%
      Infosys Technologies ADR            45,400        3,147
      Microsoft                          130,300        3,480
      Wipro ADR                           85,200        2,100
                                                  ------------
                                                        8,727
      CELLULAR TELECOMMUNICATIONS -- 1.8%
      Nextel Communications, Cl A*       105,000        3,150
                                                  ------------
      COMPUTER AIDED DESIGN -- 2.1%
      Autodesk                            95,000        3,605
                                                  ------------
      COMPUTERS -- 1.1%
      Dell*                               46,200        1,947
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 2.2%
      EMC*                               139,100        2,068
      Network Appliance*                  53,900        1,791
                                                  ------------
                                                        3,859
      DATA PROCESSING/MANAGEMENT -- 0.7%
      Veritas Software*                   40,200        1,148
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.9%
      Flextronics International*         111,400        1,540
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.6%
      Broadcom, Cl A*                     80,900        2,611
      Intel                              115,800        2,709
      Xilinx                              90,200        2,674
                                                  ------------
                                                        7,994

                                    Shares/Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
      ENTERPRISE SOFTWARE/SERVICES-- 1.6%
      Oracle*                            111,300  $     1,527
      SAP ADR                             29,800        1,318
                                                  ------------
                                                        2,845
      INTERNET SECURITY -- 2.6%
      Symantec*                          175,800        4,529
                                                  ------------
      NETWORKING PRODUCTS -- 3.1%
      Cisco Systems*                     189,900        3,665
      Juniper Networks*                   64,800        1,762
                                                  ------------
                                                        5,427
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.2%
      Analog Devices                      23,000          849
      Maxim Integrated Products           29,300        1,242
                                                  ------------
                                                        2,091
      SEMICONDUCTOR EQUIPMENT -- 0.7%
      Applied Materials*                  72,700        1,243
                                                  ------------
      TELECOMMUNICATION EQUIPMENT -- 0.9%
      Lucent Technologies*               418,700        1,574
                                                  ------------
      WEB PORTALS/ISP -- 3.3%
      Yahoo!*                            151,200        5,697
                                                  ------------
      WIRELESS EQUIPMENT -- 2.7%
      Qualcomm                           112,900        4,787
                                                  ------------
    Total Technology (Cost $ 41,468)                   60,163
                                                  ------------
    TRANSPORTATION -- 1.0%
      TRANSPORT-SERVICES -- 1.0%
      United Parcel Service, Cl B         21,100        1,804
                                                  ------------
    Total Transportation (Cost $ 1,645)                 1,804
                                                  ------------
Total Common Stock (Cost $121,256)                    171,744
                                                  ------------

WARRANTS -- 0.0%
  Lucent Technologies, Expires
    12/10/07*                              3,898            6
                                                  ------------
Total Warrants (Cost $0)                                    6
                                                  ------------

REPURCHASE AGREEMENT -- 1.5%
  Morgan Stanley 2.18%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    of $2,540,195 (collateralized
    by a U.S. Government
    obligation, par value
    $2,575,000, 4.25%, 05/04/09,
    total market value
    $2,595,448)(A)                       $ 2,540        2,540
                                                  ------------
Total Repurchase Agreement (Cost $2,540)                2,540
                                                  ------------

-------------------------------------------------------------------------------
2                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Large Cap Growth Fund
December 31, 2004 (Unaudited)




                                                   Value (000)
--------------------------------------------------------------
Total Investments (100.0%) (Cost $123,796) +         $174,290
                                                  ------------
Other Assets and Liabilities, Net (0.0%)                   62
                                                  ------------
Net Assets (100.0%)                               $   174,352
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $123,858,607, and the unrealized appreciation and depreciation were $51,764,005 and $(1,333,079), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------------------------
3                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Select Growth Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 97.8%
    CONSUMER CYCLICAL -- 16.3%
      APPAREL MANUFACTURERS -- 4.4%
      Coach*                            159,000   $     8,968
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 4.6%
      Harman International
      Industries                         74,100         9,411
                                                  ------------
      CASINO SERVICES -- 0.7%
      Shuffle Master*                    28,000         1,319
                                                  ------------
      MOTION PICTURES & SERVICES -- 1.4%
      DreamWorks Animation SKG, Cl A*    77,400         2,903
                                                  ------------
      RADIO -- 1.8%
      XM Satellite Radio
      Holdings, Cl A*                    97,700         3,675
                                                  ------------
      RETAIL-RESTAURANTS -- 3.4%
      Starbucks*                        111,800         6,972
                                                  ------------
    Total Consumer Cyclical (Cost $ 20,110)            33,248
                                                  ------------
    FINANCIAL -- 1.5%
      FINANCE-MORTGAGE LOAN/BANKER-- 1.5%
      Countrywide Financial              83,500         3,090
                                                  ------------
    Total Financial (Cost $ 2,921)                      3,090
                                                  ------------
    HEALTH CARE -- 24.2%
      HOSPITAL BEDS/EQUIPMENT -- 3.9%
      Kinetic Concepts*                 104,200         7,950
                                                  ------------
      MEDICAL INSTRUMENTS -- 2.3%
      Boston Scientific*                131,300         4,668
                                                  ------------
      MEDICAL LABS & TESTING SERVICES-- 2.9%
      Covance*                          154,700         5,995
                                                  ------------
      MEDICAL PRODUCTS -- 4.2%
      Zimmer Holdings*                  105,700         8,469
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 3.3%
      Biogen Idec*                      100,000         6,661
                                                  ------------
      MEDICAL-GENERIC DRUGS -- 4.3%
      Teva Pharmaceutical
            Industries ADR              289,800         8,653
                                                  ------------
      OPTICAL SUPPLIES -- 1.4%
      Advanced Medical Optics*           71,000         2,921
                                                  ------------
      THERAPEUTICS -- 1.9%
      Gilead Sciences*                  110,100         3,852
                                                  ------------
    Total Health Care (Cost $ 43,573)                  49,169
                                                  ------------
    INDUSTRIAL -- 1.3%
      ELECTRIC PRODUCTS-MISCELLANEOUS-- 1.3%
      Ametek                             73,900         2,636
                                                  ------------
    Total Industrial (Cost $ 2,226)                     2,636
                                                  ------------


                                       Shares      Value (000)
-----------------------------------------------------------------
    SERVICES -- 18.2%
      COMPUTER SERVICES -- 4.9%
      Cognizant Technology
      Solutions, Cl A*                  235,300   $     9,960
                                                  ------------
      CONSULTING SERVICES -- 3.5%
      Corporate Executive Board         104,900         7,022
                                                  ------------
      E-COMMERCE/SERVICES -- 5.2%
      eBay*                              90,400        10,512
                                                  ------------
      SCHOOLS -- 4.6%
      Apollo Group, Cl A*               116,650         9,415
                                                  ------------
    Total Services (Cost $ 27,208)                     36,909
                                                  ------------
    TECHNOLOGY -- 35.6%
      APPLICATIONS SOFTWARE -- 3.7%
      Microsoft                         282,900         7,556
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 3.7%
      Nextel Communications, Cl A*      253,000         7,590
                                                  ------------
      COMPUTER AIDED DESIGN -- 6.8%
      Autodesk                          363,800        13,806
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.1%
      Intel                             184,000         4,304
                                                  ------------
      INTERNET SECURITY -- 4.1%
      Symantec*                         326,400         8,408
                                                  ------------
      NETWORKING PRODUCTS -- 5.1%
      Anixter International              55,000         1,979
      Juniper Networks*                 304,100         8,269
                                                  ------------
                                                       10,248
      WEB PORTALS/ISP -- 5.1%
      Yahoo!*                           273,700        10,313
                                                  ------------
      WIRELESS EQUIPMENT -- 5.0%
      Qualcomm                          240,600        10,202
                                                  ------------
    Total Technology (Cost $ 52,166)                   72,427
                                                  ------------
    TRANSPORTATION -- 0.7%
      TRANSPORT-SERVICES -- 0.7%
      UTI Worldwide                      20,900         1,421
                                                  ------------
    Total Transportation (Cost $ 1,086)                 1,421
                                                  ------------
Total Common Stock (Cost $149,290)                    198,900
                                                  ------------

--------------------------------------------------------------------------------
1                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Select Growth Fund
December 31, 2004 (Unaudited)


                                    Face Amount
                                       (000)       Value (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.0%
  Morgan Stanley 2.14%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    of $4,062,784 (collateralized
    by a U.S. Government
    obligation, par value
    $3,820,000, 5.77%, 01/05/27,
    total market value
    $4,143,817)(A)                       $4,062        $4,062
                                                  ------------
Total Repurchase Agreement (Cost $4,062)                4,062
                                                  ------------

Total Investments (99.8%) (Cost $153,352) +           202,962
                                                  ------------

Other Assets and Liabilities, Net (0.2%)                  495
                                                  ------------

Net Assets (100.0%)                               $   203,457
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $154,144,342, and the unrealized appreciation and depreciation were $49,700,866 and $(882,769), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
2                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Strategic Small Company Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 98.9%
    BASIC MATERIALS -- 3.4%
      ADVANCED MATERIALS/PRODUCTS -- 1.4%
      Ceradyne*                           15,000  $       858
                                                  ------------
      CHEMICALS-DIVERSIFIED -- 1.3%
      Olin                                34,600          762
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.7%
      Cabot Microelectronics*              3,800          152
      Great Lakes Chemical                 8,700          248
                                                  ------------
                                                          400
                                                  ------------
    Total Basic Materials (Cost $ 1,079)                2,020
                                                  ------------
    CONSUMER CYCLICAL -- 20.2%
      APPAREL MANUFACTURERS -- 0.3%
      Carter's*                            5,500          187
                                                  ------------
      ATHLETIC EQUIPMENT -- 0.3%
      Nautilus Group                       7,500          181
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.2%
      Tivo*                               17,800          104
                                                  ------------
      BUILDING - RESIDENTIAL/COMMERCIAL-- 0.3%
      Orleans Homebuilders*                8,300          165
                                                  ------------
      CABLE TV -- 1.4%
      Insight Communications, Cl A*       29,400          273
      Mediacom Communications, Cl A*      89,300          558
                                                  ------------
                                                          831
      CASINO SERVICES -- 0.8%
      Shuffle Master*                     10,700          504
                                                  ------------
      DISTRIBUTION/WHOLESALE -- 1.9%
      Navarre*                            10,000          176
      Scansource*                          9,500          590
      SCP Pool                            11,250          359
                                                  ------------
                                                        1,125
      E-COMMERCE/PRODUCTS -- 0.5%
      Overstock.com*                       4,000          276
                                                  ------------
      FOOTWEAR & RELATED APPAREL -- 0.8%
      Deckers Outdoor*                    10,000          470
                                                  ------------
      HOTELS & MOTELS -- 0.5%
      Jameson Inns*                      168,400          332
                                                  ------------
      MULTIMEDIA -- 0.8%
      Entravision Communications,
      Cl A*                               55,600          464
                                                  ------------
      PUBLISHING-BOOKS -- 1.0%
      Scholastic*                         16,100          595
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 0.5%
      Journal Register*                   16,600          321
                                                  ------------


                                       Shares      Value (000)
--------------------------------------------------------------
      RADIO -- 2.4%
      Emmis Communications, Cl A*         23,100  $       444
      Radio One, Cl A*                    21,800          351
      Radio One, Cl D*                     4,100           66
      Spanish Broadcasting
           System, Cl A*                  52,100          550
                                                  ------------
                                                        1,411
      RETAIL-APPAREL/SHOE -- 2.6%
      Aeropostale*                         7,500          221
      Charming Shoppes*                   17,800          167
      JOS A Bank Clothiers*                6,125          173
      Mothers Work*                        7,000           95
      Too*                                 3,800           93
      Urban Outfitters*                   18,500          821
                                                  ------------
                                                        1,570
      RETAIL-CATALOG SHOPPING -- 0.6%
      MSC Industrial Direct, CL A         10,000          360
                                                  ------------
      RETAIL-GARDENING PRODUCTS -- 0.4%
      Tractor Supply*                      6,500          242
                                                  ------------
      RETAIL-MUSIC STORE -- 0.7%
      Guitar Center*                       8,500          448
                                                  ------------
      RETAIL-RESTAURANTS -- 2.2%
      PF Chang's China Bistro*             9,000          507
      Red Robin Gourmet Burgers*          15,000          802
                                                  ------------
                                                        1,309
      RETAIL-SPORTING GOODS -- 0.7%
      Dick's Sporting Goods*              11,500          404
                                                  ------------
      RETAIL-VIDEO RENTAL -- 0.5%
      Blockbuster, Cl A                   28,900          276
                                                  ------------
      TELEVISION -- 0.8%
      Sinclair Broadcast Group,
      Cl A                                55,000          507
                                                  ------------
    Total Consumer Cyclical (Cost $ 9,024)             12,082
                                                  ------------
    CONSUMER NON-CYCLICAL -- 0.9%
      AGRICULTURAL OPERATIONS -- 0.3%
      Delta & Pine Land                    6,400          175
                                                  ------------
      BEVERAGES-NON-ALCOHOLIC -- 0.6%
      Hansen Natural*                     10,000          364
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 421)              539
                                                  ------------
    ENERGY -- 2.9%
      OIL & GAS DRILLING -- 0.4%
      Atwood Oceanics*                     4,200          219
                                                  ------------
      OIL COMPANIES-EXPLORATION & Production-- 0.9%
      Meridian Resource*                  26,400          160
      Range Resources                      7,500          153
      Stone Energy*                        2,200           99
      Vintage Petroleum                    6,200          141
                                                  ------------
                                                          553
      OIL FIELD MACHINERY & EQUIPMENT-- 0.5%
      Lone Star Technologies*              8,500          284
                                                  ------------

-------------------------------------------------------------------------------
1                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Strategic Small Company Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
      OIL REFINING & Marketing -- 0.3%
      Frontier Oil                         6,100  $       162
                                                  ------------
      OIL-FIELD SERVICES -- 0.8%
      Cal Dive International*              3,500          143
      Core Laboratories*                   5,640          132
      W-H Energy Services*                10,300          230
                                                  ------------
                                                          505
                                                  ------------
    Total Energy (Cost $ 1,057)                         1,723
                                                  ------------
    FINANCIAL -- 13.5%
      COMMERCIAL BANKS-CENTRAL US -- 0.8%
      PrivateBancorp                      15,000          484
                                                  ------------
      COMMERCIAL BANKS-EASTERN US -- 0.5%
      Bancorp*                             2,875           46
      Signature Bank*                      6,990          226
                                                  ------------
                                                          272
      COMMERCIAL BANKS-SOUTHERN US-- 0.2%
      GB&T Bancshares                      4,500          109
                                                  ------------
      COMMERCIAL BANKS-WESTERN US -- 0.0%
      Community Bancorp*                     700           22
                                                  ------------
      FINANCE-CONSUMER LOANS -- 1.5%
      Collegiate Funding Services
      LLC*                                37,400          527
      Portfolio Recovery
      Associates*                          9,600          396
                                                  ------------
                                                          923
      FINANCE-CREDIT CARD -- 0.5%
      Metris*                             23,400          298
                                                  ------------
      FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
      Accredited Home Lenders
      Holding*                             2,000          100
                                                  ------------
      FINANCE-OTHER SERVICES -- 0.9%
      Asset Acceptance Capital*           15,000          319
      MarketAxess Holdings*               12,980          221
                                                  ------------
                                                          540
      INSURANCE BROKERS -- 0.7%
      Hilb Rogal & Hobbs                   4,200          152
      USI Holdings*                       23,000          266
                                                  ------------
                                                          418
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.4%
      Affiliated Managers Group*           3,910          265
                                                  ------------
      LIFE/HEALTH INSURANCE -- 0.5%
      Kmg America*                        25,850          284
                                                  ------------
      MULTI-LINE INSURANCE -- 0.3%
      Allmerica Financial*                 4,600          151
                                                  ------------
      PROPERTY/CASUALTY INSURANCE -- 1.3%
      Bristol West Holdings               15,500          310
      EMC Insurance Group                 14,000          303
      Procentury                          12,900          160
                                                  ------------
                                                          773


                                       Shares      Value (000)
--------------------------------------------------------------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.8%
      CB Richard Ellis Group, Cl A*        8,900  $       298
      Trammell Crow*                      11,300          205
                                                  ------------
                                                          503
      REINSURANCE -- 0.9%
      Odyssey Re Holdings                  7,500          189
      PXRE Group                          12,900          325
                                                  ------------
                                                          514
      REITS-HOTELS -- 1.8%
      Meristar Hospitality*              127,200        1,062
                                                  ------------
      REITS-MANUFACTURED HOMES -- 0.2%
      Affordable Residential
      Communities                          7,400          106
                                                  ------------
      REITS-MORTGAGE -- 0.7%
      HomeBanc                            44,300          429
                                                  ------------
      REITS-DIVERSIFIED -- 0.1%
      Government Properties Trust          6,000           59
                                                  ------------
      S&L/THRIFTS - CENTRAL US -- 0.5%
      Franklin Bank*                      17,900          327
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.4%
      NewAlliance Bancshares              16,100          246
                                                  ------------
      S&L/THRIFTS-SOUTHERN US -- 0.3%
      BankAtlantic Bancorp, Cl A           9,800          195
                                                  ------------
    Total Financial (Cost $ 6,334)                      8,080
                                                  ------------
    HEALTH CARE -- 14.5%
      DIAGNOSTIC EQUIPMENT -- 1.5%
      Gen-Probe*                          12,500          565
      Immucor*                            15,000          353
                                                  ------------
                                                          918
      DISPOSABLE MEDICAL PRODUCTS -- 0.4%
      ICU Medical*                         8,600          235
                                                  ------------
      MEDICAL IMAGING SYSTEMS -- 0.3%
      Merge Technologies*                  7,500          167
                                                  ------------
      MEDICAL INFORMATION SYSTEMS -- 0.6%
      Quality Systems*                     6,000          359
                                                  ------------
      MEDICAL INSTRUMENTS -- 2.3%
      Arthrocare*                          7,500          241
      Intuitive Surgical*                  6,500          260
      Kensey Nash*                         7,500          259
      Kyphon*                              6,500          167
      Ventana Medical Systems*             7,500          480
                                                  ------------
                                                        1,407
      MEDICAL LASER SYSTEMS -- 1.5%
      Laserscope*                          6,000          215
      LCA-Vision                          21,000          491
      Palomar Medical
      Technologies*                        7,500          196
                                                  ------------
                                                          902

-------------------------------------------------------------------------------
2                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Strategic Small Company Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
      MEDICAL PRODUCTS -- 0.4%
      American Medical Systems
      Holdings*                            6,500  $       272
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 0.8%
      Applera - Celera Genomics
      Group*                              11,600          159
      Integra LifeSciences
      Holdings*                            8,500          314
                                                  ------------
                                                          473
      MEDICAL-DRUGS -- 0.8%
      Kos Pharmaceuticals*                 4,800          181
      Priority Healthcare, Cl B*          12,500          272
                                                  ------------
                                                          453
      MEDICAL-GENERIC DRUGS -- 1.1%
      Eon Labs*                            9,800          265
      Par Pharmaceutical*                  9,000          372
                                                  ------------
                                                          637
      MEDICAL-NURSING HOMES -- 0.3%
      Genesis HealthCare*                  5,100          179
                                                  ------------
      PHARMACY SERVICES -- 0.4%
      Accredo Health*                      7,700          213
                                                  ------------
      PHYSICAL PRACTICE MANAGEMENT-- 2.2%
      American Healthways*                20,000          661
      Matria Healthcare*                  16,500          644
                                                  ------------
                                                        1,305
      PHYSICAL THERAPY/REHABILITATION CENTERS-- 0.8%
      Psychiatric Solutions*              12,500          457
                                                  ------------
      THERAPEUTICS -- 0.7%
      United Therapeutics*                10,000          451
                                                  ------------
      VITAMINS & NUTRITION PRODUCTS-- 0.4%
      USANA Health Sciences*               7,500          257
                                                  ------------
    Total Health Care (Cost $ 6,036)                    8,685
                                                  ------------
    INDUSTRIAL -- 8.9%
      AEROSPACE/DEFENSE -- 1.6%
      Armor Holdings*                     10,000          470
      Teledyne Technologies*              16,000          471
                                                  ------------
                                                          941
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
      Moog, Cl A*                          5,070          230
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.4%
      Dycom Industries*                    7,200          220
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.7%
      Brink's                             10,900          431
                                                  ------------
      ELECTRONIC MEASURING INSTRUMENTS-- 1.5%
      Axsys Technologies*                 10,000          176
      Faro Technologies*                   8,500          265
      Trimble Navigation*                 13,500          446
                                                  ------------
                                                          887


                                       Shares      Value (000)
--------------------------------------------------------------
      ELECTRONICS-MILITARY -- 0.5%
      EDO                                  8,980  $       285
                                                  ------------
      ENGINEERING/R&D SERVICES -- 0.8%
      Shaw Group*                         25,500          455
                                                  ------------
      ENVIRONMENTAL MONITORING & DETECTION-- 0.4%
      Mine Safety Appliances               5,000          253
                                                  ------------
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.5%
      Cogent*                              8,500          280
                                                  ------------
      INDUSTRIAL AUDIO & VIDEO PRODUCTS-- 0.2%
      Sonic Solutions*                     6,500          146
                                                  ------------
      LASERS-SYSTEMS/COMPONENTS -- 1.0%
      Cymer*                               9,000          266
      Rofin-Sinar Technologies*            8,500          361
                                                  ------------
                                                          627
      MACHINERY-CONSTRUCTION & MINING-- 0.2%
      JLG Industries                       5,600          110
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL-- 0.6%
      WCA Waste*                          35,700          373
                                                  ------------
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                       5,600           78
                                                  ------------
    Total Industrial (Cost $ 3,831)                     5,316
                                                  ------------
    SERVICES -- 9.8%
      COMMERCIAL SERVICES -- 0.9%
      CoStar Group*                        6,500          300
      Intersections*                      14,900          257
                                                  ------------
                                                          557
      COMMERCIAL SERVICES-FINANCE -- 0.8%
      iPayment*                            9,500          470
                                                  ------------
      COMPUTER SERVICES -- 2.7%
      Cognizant Technology
      Solutions, Cl A*                    25,800        1,092
      Manhattan Associates*                9,800          234
      SRA International, Cl A*             4,500          289
                                                  ------------
                                                        1,615
      CONSULTING SERVICES -- 2.1%
      Charles River Associates*            7,500          351
      Huron Consulting Group*              8,400          186
      Navigant Consulting*                22,500          599
      PDI*                                 4,900          109
                                                  ------------
                                                        1,245
      HUMAN RESOURCES -- 1.1%
      Medical Staffing Network
      Holdings*                           34,900          286
      Resources Connection*                6,600          358
                                                  ------------
                                                          644

-------------------------------------------------------------------------------
3                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Strategic Small Company Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
      RESEARCH & DEVELOPMENT -- 2.0%
      Parexel International*              14,700  $       299
      PRA International*                   9,500          235
      SFBC International*                 16,000          632
                                                  ------------
                                                        1,166
      PROTECTION & SAFETY -- 0.2%
      Integrated Alarm Services
      Group*                              25,900          142
                                                  ------------
    Total Services (Cost $ 3,877)                       5,839
                                                  ------------
    TECHNOLOGY -- 22.9%
      APPLICATIONS SOFTWARE -- 0.7%
      Quest Software*                      8,650          138
      SS&C Technologies                   12,500          258
                                                  ------------
                                                          396
      B2B/E-COMMERCE -- 0.7%
      Ariba*                              12,500          208
      webMethods*                         25,300          182
                                                  ------------
                                                          390
      CELLULAR TELECOMMUNICATIONS -- 0.2%
      NII Holdings*                        2,500          119
                                                  ------------
      COMMUNICATIONS SOFTWARE -- 2.1%
      Avid Technology*                     9,500          586
      Smith Micro Software*               14,300          128
      Witness Systems*                    30,000          524
                                                  ------------
                                                        1,238
      COMPUTER AIDED DESIGN -- 0.4%
      Parametric Technology*              36,900          217
                                                  ------------
      COMPUTER DATA SECURITY -- 0.1%
      BindView Development*               20,600           90
                                                  ------------
      COMPUTER GRAPHICS -- 0.2%
      Trident Microsystems*                8,150          136
                                                  ------------
      COMPUTER SOFTWARE -- 0.1%
      Blackbaud*                           5,100           75
                                                  ------------
      COMPUTERS-INTEGRATED SYSTEMS-- 1.0%
      Micros Systems*                      4,500          351
      Stratasys*                           7,500          252
                                                  ------------
                                                          603
      COMPUTERS-MEMORY DEVICES -- 0.6%
      Quantum*                            75,200          197
      Western Digital*                    17,300          188
                                                  ------------
                                                          385
      COMPUTERS-PERIPHERAL EQUIPMENT-- 0.7%
      Synaptics*                           8,500          260
      Transact Technologies*               6,500          139
                                                  ------------
                                                          399
      DECISION SUPPORT SOFTWARE -- 0.3%
      NetIQ*                              15,400          188
                                                  ------------


                                       Shares      Value (000)
--------------------------------------------------------------
      E-MARKETING/INFORMATION -- 1.3%
      Digital River*                      14,600  $       607
      Valueclick*                         15,000          200
                                                  ------------
                                                          807
      E-SERVICES/CONSULTING -- 1.8%
      GSI Commerce*                       11,800          210
      Niku*                               21,500          433
      Websense*                            8,500          431
                                                  ------------
                                                        1,074
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.2%
      CTS                                  9,800          130
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.6%
      Applied Micro Circuits*             35,300          149
      DSP Group*                          15,810          353
      Integrated Silicon
      Solutions*                          34,400          282
      Pixelworks*                         12,500          142
      Silicon Laboratories*                8,500          300
      Volterra Semiconductor*              8,500          188
      Zoran*                              11,100          128
                                                  ------------
                                                        1,542
      ENTERPRISE SOFTWARE/SERVICES-- 1.2%
      Ascential Software*                 10,000          163
      Lawson Software*                     6,600           46
      Manugistics Group*                  29,700           85
      MicroStrategy, Cl A*                 4,800          289
      Retek*                              24,900          153
                                                  ------------
                                                          736
      INTERNET APPLICATION SOFTWARE-- 0.3%
      Matrixone*                           5,700           37
      Vignette*                           88,900          124
                                                  ------------
                                                          161
      INTERNET CONTENT-ENTERTAINMENT -- 0.6%
      Shanda Interactive
      Entertainment ADR*                   8,500          361
                                                  ------------
      INTERNET CONTENT-INFORMATION/NETWORKS-- 1.3%
      Infospace*                           5,000          238
      Jupitermedia*                       21,500          511
                                                  ------------
                                                          749
      INTERNET INFRASTRUCTURE SOFTWARE-- 1.2%
      F5 Networks*                        15,000          731
                                                  ------------
      INTERNET SECURITY -- 0.3%
      Aladdin Knowledge Systems*           7,500          186
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.9%
      Ase Test*                           18,000          122
      Emulex*                             12,350          208
      Integrated Device
      Technology*                         14,500          167
      Marvell Technology Group*           17,500          621
                                                  ------------
                                                        1,118

-------------------------------------------------------------------------------
4                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Strategic Small Company Fund
December 31, 2004 (Unaudited)


                                    Shares/Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
      SEMICONDUCTOR EQUIPMENT -- 1.0%
      Brooks Automation*                   9,300  $       160
      Mattson Technology*                 20,000          225
      MKS Instruments*                    10,000          186
                                                  ------------
                                                          571
      SOFTWARE TOOLS -- 0.5%
      Borland Software*                   27,100          317
                                                  ------------
      TRANSACTIONAL SOFTWARE -- 0.4%
      Open Solutions*                      9,400          244
                                                  ------------
      WEB HOSTING/DESIGN -- 0.9%
      Macromedia*                         16,500          513
                                                  ------------
      WIRELESS EQUIPMENT -- 0.3%
      Novatel Wireless*                   10,000          194
                                                  ------------
    Total Technology (Cost $ 10,169)                   13,670
                                                  ------------
    TRANSPORTATION -- 1.5%
      AIRLINES -- 0.2%
      Skywest                              6,290          126
                                                  ------------
      TRANSPORT-AIR FREIGHT -- 0.4%
      CNF                                  5,200          261
                                                  ------------
      TRANSPORT-MARINE -- 0.3%
      CP Ships                            10,600          152
                                                  ------------
      TRANSPORT-SERVICES -- 0.6%
      UTI Worldwide                        5,000          340
                                                  ------------
    Total Transportation (Cost $ 655)                     879
                                                  ------------
    UTILITIES -- 0.4%
      ELECTRIC-INTEGRATED -- 0.4%
      MGE Energy                           7,060          254
                                                  ------------
    Total Utilities (Cost $ 186)                          254
                                                  ------------
Total Common Stock (Cost $42,669)                      59,087
                                                  ------------

REPURCHASE AGREEMENT -- 1.4%
  Morgan Stanley 2.05%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    $791,144 (collateralized by a
    U.S. Treasury obligation, par
    value $2,490,383, 6.50%,
    11/15/26,
     total market value
    $806,834)(A)                           $ 791          791
                                                  ------------
Total Repurchase Agreement (Cost $791)                    791
                                                  ------------

Total Investments (100.3%) (Cost $43,460) +            59,878
                                                  ------------

Other Assets and Liabilities, Net (-0.3%)                (170)
                                                  ------------

Net Assets (100.0%)                               $    59,708
                                                  ============


-------------------------------------------------------------------------------
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $43,460,338, and the unrealized appreciation and depreciation were $17,627,959 and $(1,210,078), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------------------------
5                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


Analytic Disciplined Equity Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 98.6%
    BASIC MATERIALS -- 4.1%
      CHEMICALS-DIVERSIFIED -- 3.3%
      Dow Chemical                        41,425  $     2,051
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.6%
      Eastman Chemical                     7,073          408
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.2%
      Georgia-Pacific                      2,870          108
                                                  ------------
    Total Basic Materials (Cost $ 2,097)                2,567
                                                  ------------
    CONSUMER CYCLICAL -- 11.7%
      BUILDING-RESIDENTIAL/COMMERCIAL -- 2.6%
      Centex                               6,363          379
      KB Home                             11,704        1,222
                                                  ------------
                                                        1,601
      CRUISE LINES -- 0.4%
      Carnival                             4,088          236
                                                  ------------
      MULTIMEDIA -- 3.4%
      Walt Disney                         76,048        2,114
                                                  ------------
      RETAIL-AUTO PARTS -- 2.7%
      Autozone*                           18,324        1,673
                                                  ------------
      RETAIL-DISCOUNT -- 0.2%
      Wal-Mart Stores                      2,430          128
                                                  ------------
      RETAIL-MAJOR DEPARTMENT STORE-- 0.5%
      Sears Roebuck                        6,590          336
                                                  ------------
      RETAIL-REGIONAL DEPARTMENT STORE-- 1.9%
      Federated Department Stores         20,308        1,174
                                                  ------------
    Total Consumer Cyclical (Cost $ 5,840)              7,262
                                                  ------------
    CONSUMER NON-CYCLICAL -- 6.8%
      AGRICULTURAL OPERATIONS -- 1.3%
      Archer-Daniels-Midland              35,191          785
                                                  ------------
      BEVERAGES-NON-ALCOHOLIC -- 1.1%
      PepsiCo                             13,099          684
                                                  ------------
      BREWERY -- 1.0%
      Anheuser-Busch                      11,569          587
                                                  ------------
      CONSUMER PRODUCTS-MISCELLANEOUS-- 0.1%
      Kimberly-Clark                         952           62
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED-- 0.9%
      Sara Lee                            23,828          575
                                                  ------------
      TOBACCO -- 2.4%
      Altria Group                        24,872        1,520
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 3,703)          4,213
                                                  ------------


                                       Shares      Value (000)
--------------------------------------------------------------
    ENERGY -- 7.8%
      OIL COMPANIES-INTEGRATED -- 7.8%
      ChevronTexaco                       37,068  $     1,946
      ConocoPhillips                      23,792        2,066
      Exxon Mobil                          6,710          344
      Occidental Petroleum                 9,231          539
                                                  ------------
                                                        4,895
                                                  ------------
    Total Energy (Cost $ 3,929)                         4,895
                                                  ------------
    FINANCIAL -- 20.8%
      FINANCE-INVESTMENT BANKER/BROKER-- 3.9%
      Citigroup                           43,707        2,106
      Merrill Lynch                        4,855          290
                                                  ------------
                                                        2,396
      FINANCE-MORTGAGE LOAN/BANKER-- 3.8%
      Countrywide Financial               37,515        1,389
      Freddie Mac                         13,490          994
                                                  ------------
                                                        2,383
      MULTI-LINE INSURANCE -- 2.9%
      Allstate                            16,806          869
      American International Group        14,670          963
                                                  ------------
                                                        1,832
      PROPERTY/CASUALTY INSURANCE -- 1.1%
      ACE                                 15,795          675
                                                  ------------
      S&L/THRIFTS-WESTERN US -- 1.2%
      Washington Mutual                   17,905          757
                                                  ------------
      SUPER-REGIONAL BANKS-US -- 7.9%
      Bank of America                     60,388        2,838
      US Bancorp                          66,316        2,077
                                                  ------------
                                                        4,915
                                                  ------------
    Total Financial (Cost $ 11,412)                    12,958
                                                  ------------
    HEALTH CARE -- 13.6%
      MEDICAL INSTRUMENTS -- 0.1%
      Guidant                              1,306           94
                                                  ------------
      MEDICAL PRODUCTS -- 4.6%
      Johnson & Johnson                   44,996        2,854
                                                  ------------
      MEDICAL-DRUGS -- 4.0%
      Forest Laboratories*                 2,533          113
      Merck                                2,081           67
      Pfizer                              85,159        2,290
                                                  ------------
                                                        2,470
      MEDICAL-HMO -- 3.0%
      Aetna                               13,391        1,671
      WellPoint*                           1,895          218
                                                  ------------
                                                        1,889


-------------------------------------------------------------------------------
1                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


Analytic Disciplined Equity Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 1.9%
      AmerisourceBergen                    7,393  $       434
      Cardinal Health                     12,645          735
                                                  ------------
                                                        1,169
                                                  ------------
    Total Health Care (Cost $ 8,294)                    8,476
                                                  ------------
    INDUSTRIAL -- 6.8%
      AEROSPACE/DEFENSE -- 3.2%
      General Dynamics                     7,984          835
      Lockheed Martin                      9,084          505
      Northrop Grumman                    12,310          669
                                                  ------------
                                                        2,009
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.5%
      General Electric                     7,997          292
                                                  ------------
      ENGINES-INTERNAL COMBUSTION -- 0.5%
      Cummins                              3,640          305
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING-- 1.1%
      Caterpillar                          7,252          707
                                                  ------------
      MACHINERY-FARM -- 1.5%
      Deere                               12,730          947
                                                  ------------
    Total Industrial (Cost $ 3,752)                     4,260
                                                  ------------
    SERVICES -- 6.7%
      COMMERCIAL SERVICES-FINANCE -- 3.6%
      Deluxe                              17,351          647
      Equifax                             15,867          446
      H&R Block                           23,082        1,131
                                                  ------------
                                                        2,224
      COMPUTER SERVICES -- 0.4%
      Affiliated Computer
      Services, Cl A*                      4,330          261
                                                  ------------
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES-- 1.0%
      Cendant                             26,754          625
                                                  ------------
      PRINTING-COMMERCIAL -- 0.9%
      RR Donnelley & Sons                 15,237          538
                                                  ------------
      TELEPHONE-INTEGRATED -- 0.8%
      SBC Communications                  13,471          347
      Verizon Communications               4,412          179
                                                  ------------
                                                          526
                                                  ------------
    Total Services (Cost $ 4,081)                       4,174
                                                  ------------
    TECHNOLOGY -- 16.4%
      CELLULAR TELECOMMUNICATIONS -- 1.4%
      Nextel Communications, Cl A*        28,885          867
                                                  ------------
      COMPUTERS -- 9.7%
      Dell*                               43,983        1,853
      Hewlett-Packard                     70,352        1,475
      International Business
      Machines                            27,356        2,697
                                                  ------------
                                                        6,025


                                    Shares/Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.0%
      Intel                               17,334  $       405
      Micron Technology*                  13,316          165
      Texas Instruments                   28,946          713
                                                  ------------
                                                        1,283
      ENTERPRISE SOFTWARE/SERVICES-- 0.7%
      Oracle*                             30,400          417
                                                  ------------
      INTERNET SECURITY -- 0.2%
      Symantec*                            4,030          104
                                                  ------------
      WIRELESS EQUIPMENT -- 2.4%
      Motorola                            87,349        1,502
                                                  ------------
    Total Technology (Cost $ 8,463)                    10,198
                                                  ------------
    TRANSPORTATION -- 0.7%
      TRANSPORT-RAIL -- 0.7%
      Burlington Northern Santa Fe         1,298           62
      Norfolk Southern                    11,107          402
                                                  ------------
                                                          464
                                                  ------------
    Total Transportation (Cost $ 327)                     464
                                                  ------------
    UTILITIES -- 3.2%
      ELECTRIC - GENERATION -- 0.2%
      AES*                                10,640          145
                                                  ------------
      ELECTRIC-INTEGRATED -- 3.0%
      Centerpoint Energy                  12,943          147
      Edison International                 7,777          249
      TXU                                 22,199        1,433
                                                  ------------
                                                        1,829
                                                  ------------
    Total Utilities (Cost $ 1,152)                      1,974
                                                  ------------
Total Common Stock (Cost $53,050)                      61,441
                                                  ------------

U.S. TREASURY OBLIGATIONS -- 0.6%
    U.S. Treasury Bill(B)(C)
          1.800%, 02/24/05        $          350          349
                                                  ------------
Total U.S. Treasury Obligations (Cost $347)               349
                                                  ------------

RIGHTS -- 0.0%
    Seagate Escrow Security*               6,002           --
                                                  ------------
Total Rights (Cost $0)                                     --
                                                  ------------

WARRANTS -- 0.0%
    Lucent Technologies, Expires
       12/10/07*                           8,891           14
                                                  ------------
Total Warrants (Cost $0)                                   14
                                                  ------------

-------------------------------------------------------------------------------
2                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


Analytic Disciplined Equity Fund
December 31, 2004 (Unaudited)


                                        Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
  Morgan Stanley 2.14%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    $724,654 (collateralized by a
    U.S. Government obligation,
    par value $750,000, 4.25%,
    04/07/11, total market value
    $740,098)(A)                           $ 725  $       725
                                                  ------------
Total Repurchase Agreement (Cost $725)                    725
                                                  ------------
Total Investments (100.4%) (Cost $54,122) + @          62,529
                                                  ------------
Other Assets and Liabilities, Net (-0.4%)                (248)
                                                  ------------
Net Assets (100.0%)                               $    62,281
                                                  ============

* Non-income producing security.
(A)-- Tri-party repurchase agreement
(B) -- Security has been pledged as collateral for open futures contracts.
(C) -- The rate reflected on the Schedule of Investments represents the security's effective yield at time of purchase.
Cl -- Class
Cost figures are shown with "000's" omitted.
Amounts designated as "--" are either $0 or have been rounded to $0.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $54,242,200, and the unrealized appreciation and depreciation were $8,986,180 and $(698,716), respectively.

@ For information on the Fund's holdings in futures contracts, please refer to Exhibit A.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------------------------
3                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Focused Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 99.1%
    BASIC MATERIALS -- 4.5%
      PAPER & RELATED PRODUCTS -- 4.5%
      International Paper                 23,300  $       979
                                                  ------------
    Total Basic Materials (Cost $ 921)                    979
                                                  ------------
    CONSUMER CYCLICAL -- 14.2%
      CABLE TV -- 4.9%
      Comcast, Cl A*                      32,300        1,061
                                                  ------------
      MULTIMEDIA -- 4.0%
      Viacom, Cl B                        24,000          873
                                                  ------------
      RETAIL-DRUG STORE -- 5.3%
      CVS                                 25,500        1,149
                                                  ------------
    Total Consumer Cyclical (Cost $ 2,907)              3,083
                                                  ------------
    CONSUMER NON-CYCLICAL -- 6.8%
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 4.7%
      Unilever/NY                         15,400        1,027
                                                  ------------
      FOOD - WHOLESALE/DISTRIBUTION-- 2.1%
      Sysco                               11,700          447
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 1,359)          1,474
                                                  ------------
    ENERGY -- 10.3%
      OIL & GAS DRILLING -- 5.4%
      Nabors Industries*                  14,500          744
      Transocean*                         10,100          428
                                                  ------------
                                                        1,172
      PIPELINES -- 4.9%
      El Paso                            102,400        1,065
                                                  ------------
    Total Energy (Cost $ 1,690)                         2,237
                                                  ------------
    FINANCIAL -- 24.1%
      FIDUCIARY BANKS -- 3.7%
      State Street                        16,400          806
                                                  ------------
      FINANCE-CREDIT CARD -- 3.0%
      MBNA                                23,400          660
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER-- 7.1%
      Citigroup                           21,000        1,012
      Lehman Brothers Holdings             6,100          533
                                                  ------------
                                                        1,545
      FINANCE-MORTGAGE LOAN/BANKER-- 3.3%
      Fannie Mae                          10,000          712
                                                  ------------
      MULTI-LINE INSURANCE -- 3.5%
      Hartford Financial Services
      Group                               11,000          762
                                                  ------------
      SUPER-REGIONAL BANKS-US -- 3.5%
      Fifth Third Bancorp                 16,000          757
                                                  ------------
    Total Financial (Cost $ 4,828)                      5,242
                                                  ------------


                                    Shares/Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
    HEALTH CARE -- 5.1%
      MEDICAL PRODUCTS -- 4.0%
      Baxter International                25,500  $       881
                                                  ------------
      MEDICAL-DRUGS -- 1.1%
      Pfizer                               8,600          231
                                                  ------------
    Total Health Care (Cost $ 1,087)                    1,112
                                                  ------------
    SERVICES -- 4.8%
      ADVERTISING AGENCIES -- 4.8%
      Interpublic Group*                  77,200        1,034
                                                  ------------
    Total Services (Cost $ 856)                         1,034
                                                  ------------
    TECHNOLOGY -- 29.3%
      APPLICATIONS SOFTWARE -- 13.1%
      Intuit*                             23,600        1,039
      Microsoft                           68,000        1,816
                                                  ------------
                                                        2,855
      DATA PROCESSING/MANAGEMENT -- 7.1%
      Veritas Software*                   53,800        1,536
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.6%
      Intel                               42,700          998
                                                  ------------
      WIRELESS EQUIPMENT -- 4.5%
      Nokia ADR                           61,700          967
                                                  ------------
    Total Technology (Cost $ 5,379)                     6,356
                                                  ------------
Total Common Stock (Cost $19,027)                      21,517
                                                  ------------

WARRANTS -- 0.0%
  Lucent Technologies, Expires
    12/10/07*                              2,051            3
                                                  ------------
Total Warrants (Cost $0)                                    3
                                                  ------------

REPURCHASE AGREEMENT -- 0.9%
  Morgan Stanley 2.05%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    $188,712 (collateralized by a
    U.S. Treasury obligation, par
    value $594,034, 6.50%,
    11/15/26, total market value
    $192,455)(A)                           $ 189          189
                                                  ------------
Total Repurchase Agreement (Cost $189)                    189
                                                  ------------

--------------------------------------------------------------------------------
1                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Focused Fund
December 31, 2004 (Unaudited)


                                                   Value (000)
--------------------------------------------------------------
Total Investments (100.0%) (Cost $19,216) +       $    21,709
                                                  ------------

Other Assets and Liabilities, Net (0.0%)                    8
                                                  ------------

Net Assets (100.0%)                               $    21,717
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $19,256,054, and the unrealized appreciation and depreciation were $2,478,025 and $(24,840), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
2                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Large Cap Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 99.6%
    BASIC MATERIALS -- 4.5%
      PAPER & RELATED PRODUCTS -- 4.5%
      International Paper                160,900  $     6,758
                                                  ------------
    Total Basic Materials (Cost $ 6,535)                6,758
                                                  ------------
    CONSUMER CYCLICAL -- 20.1%
      CABLE TV -- 5.8%
      Comcast, Cl A*                     261,500        8,588
                                                  ------------
      MULTIMEDIA -- 4.1%
      Viacom, Cl B                       165,600        6,026
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 4.0%
      Tribune                            142,300        5,996
                                                  ------------
      RETAIL-DISCOUNT -- 2.2%
      Wal-Mart Stores                     61,900        3,270
                                                  ------------
      RETAIL-DRUG STORE -- 4.0%
      CVS                                133,500        6,017
                                                  ------------
    Total Consumer Cyclical (Cost $ 29,078)            29,897
                                                  ------------
    CONSUMER NON-CYCLICAL -- 4.8%
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 4.8%
      Unilever                           106,700        7,118
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 6,597)          7,118
                                                  ------------
    ENERGY -- 8.0%
      OIL & GAS DRILLING -- 3.2%
      Nabors Industries*                  93,000        4,770
                                                  ------------
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.1%
      Anadarko Petroleum                  26,200        1,698
                                                  ------------
      PIPELINES -- 3.7%
      El Paso                            530,600        5,518
                                                  ------------
    Total Energy (Cost $ 11,698)                       11,986
                                                  ------------
    FINANCIAL -- 30.7%
      FIDUCIARY BANKS -- 3.7%
      State Street                       112,400        5,521
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER-- 6.5%
      Citigroup                          139,000        6,697
      Merrill Lynch                       51,600        3,084
                                                  ------------
                                                        9,781
      FINANCE-MORTGAGE LOAN/BANKER-- 4.1%
      Fannie Mae                          85,400        6,082
                                                  ------------
      INSURANCE BROKERS -- 3.5%
      Marsh & McLennan                   160,400        5,277
                                                  ------------


                                       Shares      Value (000)
--------------------------------------------------------------
      MULTI-LINE INSURANCE -- 4.9%
      American International Group        36,400  $     2,390
      Hartford Financial Services
      Group                               70,100        4,859
                                                  ------------
                                                        7,249
      SUPER-REGIONAL BANKS-US -- 8.0%
      Bank of America                     84,800        3,985
      PNC Financial Services Group        95,000        5,457
      Wachovia                            46,300        2,435
                                                  ------------
                                                       11,877
                                                  ------------
    Total Financial (Cost $ 43,291)                    45,787
                                                  ------------
    HEALTH CARE -- 10.2%
      MEDICAL INSTRUMENTS -- 0.7%
      Medtronic                           20,000          993
                                                  ------------
      MEDICAL-DRUGS -- 9.5%
      Abbott Laboratories                 87,700        4,091
      Merck                              114,500        3,680
      Pfizer                              60,000        1,614
      Wyeth                              111,300        4,740
                                                  ------------
                                                       14,125
                                                  ------------
    Total Health Care (Cost $ 15,766)                  15,118
                                                  ------------
    INDUSTRIAL -- 2.6%
      DIVERSIFIED MANUFACTURING OPERATIONS-- 2.6%
      General Electric                   106,600        3,891
                                                  ------------
    Total Industrial (Cost $ 3,478)                     3,891
                                                  ------------
    TECHNOLOGY -- 18.7%
      APPLICATIONS SOFTWARE -- 5.0%
      Microsoft                          280,300        7,487
                                                  ------------
      DATA PROCESSING/MANAGEMENT -- 6.0%
      First Data                          85,300        3,629
      Veritas Software*                  183,660        5,243
                                                  ------------
                                                        8,872
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.3%
      Intel                              211,200        4,940
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 1.5%
      Applied Materials*                 131,000        2,240
                                                  ------------
      WIRELESS EQUIPMENT -- 2.9%
      Nokia ADR                          275,900        4,323
                                                  ------------
    Total Technology (Cost $ 26,074)                   27,862
                                                  ------------
Total Common Stock (Cost $142,517)                    148,417
                                                  ------------

--------------------------------------------------------------------------------
1                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Large Cap Fund
December 31, 2004 (Unaudited)


                                        Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
  Morgan Stanley 2.140%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    of $1,510,080 (collateralized
    by a U.S. Government
    obligation, par value
    $1,539,000, 2.50%, 03/15/06,
    total market value
    $1,540,233)(A)                       $ 1,510  $     1,510
                                                  ------------
Total Repurchase Agreement (Cost $1,510)                1,510
                                                  ------------

Total Investments (100.6%) (Cost $144,027) +          149,927
                                                  ------------

Other Assets and Liabilities, Net (-0.6%)                (956)
                                                  ------------

Net Assets (100.0%)                               $   148,971
                                                  ============

* Non-income producing security.
(A) Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $144,027,331, and the unrealized appreciation and depreciation were $9,246,559 and $(3,347,045), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
2                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Mid-Cap Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 97.8%
    BASIC MATERIALS -- 2.7%
      CHEMICALS-SPECIALTY -- 1.2%
      Eastman Chemical                   102,910  $     5,941
                                                  ------------
      INDUSTRIAL GASES -- 0.7%
      Air Products & Chemicals            61,600        3,571
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.8%
      Temple-Inland                       53,240        3,642
                                                  ------------
    Total Basic Materials (Cost $ 10,005)              13,154
                                                  ------------
    CONSUMER CYCLICAL -- 14.9%
      BUILDING-RESIDENTIAL/COMMERCIAL -- 1.7%
      DR Horton                          105,300        4,245
      Lennar, Cl A                        71,800        4,069
                                                  ------------
                                                        8,314
      CASINO SERVICES -- 1.1%
      International Game
      Technology                         156,300        5,374
                                                  ------------
      HOTELS & Motels -- 0.5%
      Fairmont Hotels & Resorts           71,100        2,463
                                                  ------------
      MULTIMEDIA -- 1.1%
      EW Scripps, Cl A                   111,400        5,378
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 1.5%
      Tribune                            167,100        7,042
                                                  ------------
      PUBLISHING-PERIODICALS -- 0.4%
      Reader's Digest Association        139,950        1,947
                                                  ------------
      RADIO -- 2.0%
      Cox Radio, Cl A*                   222,500        3,667
      Radio One, Cl A*                   353,200        5,686
                                                  ------------
                                                        9,353
      RETAIL-DISCOUNT -- 2.1%
      Costco Wholesale                   129,700        6,279
      Family Dollar Stores               113,600        3,548
                                                  ------------
                                                        9,827
      RETAIL-DRUG STORE -- 1.4%
      CVS                                149,860        6,754
                                                  ------------
      RETAIL-JEWELRY -- 1.0%
      Tiffany                            152,340        4,870
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 1.0%
      OfficeMax                          157,200        4,933
                                                  ------------
      TELEVISION -- 1.1%
      Univision Communications,
      Cl A*                              186,755        5,466
                                                  ------------
    Total Consumer Cyclical (Cost $ 64,593)            71,721
                                                  ------------


                                       Shares      Value (000)
--------------------------------------------------------------
    CONSUMER NON-CYCLICAL -- 1.1%
      FOOD - WHOLESALE/DISTRIBUTION -- 1.1%
      Sysco                              140,230  $     5,353
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 4,508)          5,353
                                                  ------------
    ENERGY -- 9.8%
      OIL & GAS DRILLING -- 4.6%
      GlobalSantaFe                      124,200        4,112
      Pride International*               219,300        4,505
      Rowan*                             216,600        5,610
      Todco, Cl A*                       227,520        4,191
      Transocean*                         88,000        3,730
                                                  ------------
                                                       22,148
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.0%
      Noble Energy                        40,100        2,472
      Pogo Producing                      47,800        2,318
                                                  ------------
                                                        4,790
      OIL-FIELD SERVICES -- 1.8%
      Tidewater                          149,800        5,334
      Weatherford International*          64,200        3,294
                                                  ------------
                                                        8,628
      PIPELINES -- 2.4%
      El Paso                            759,180        7,896
      Williams                           232,550        3,788
                                                  ------------
                                                       11,684
                                                  ------------
    Total Energy (Cost $ 34,744)                       47,250
                                                  ------------
    FINANCIAL -- 24.0%
      COMMERCIAL BANKS-EASTERN US -- 1.0%
      Commerce Bancorp                    78,200        5,036
                                                  ------------
      FIDUCIARY BANKS -- 1.3%
      Investors Financial Services        50,240        2,511
      State Street                        73,500        3,610
                                                  ------------
                                                        6,121
      FINANCE-CREDIT CARD -- 1.1%
      Providian Financial*               308,900        5,088
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER -- 1.7%
      Friedman Billings Ramsey
      Group, Cl A                        410,680        7,963
                                                  ------------
      FINANCE-MORTGAGE LOAN/BANKER-- 0.2%
      Countrywide Financial               29,398        1,088
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 2.7%
      Federated Investors, Cl B          248,300        7,548
      Franklin Resources                  78,800        5,489
                                                  ------------
                                                       13,037
      LIFE/HEALTH INSURANCE -- 1.0%
      Lincoln National                   101,300        4,729
                                                  ------------

--------------------------------------------------------------------------------
1                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Mid-Cap Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
      MULTI-LINE INSURANCE -- 2.9%
      Allmerica Financial*               133,100  $     4,370
      Assurant                            93,500        2,856
      Cincinnati Financial               148,840        6,588
                                                  ------------
                                                       13,814
      PROPERTY/CASUALTY INSURANCE -- 2.4%
      Fidelity National Financial        110,800        5,060
      XL Capital, Cl A                    80,400        6,243
                                                  ------------
                                                       11,303
      REAL ESTATE MANAGEMENT/SERVICES -- 1.3%
      CB Richard Ellis Group, Cl A*      186,660        6,262
                                                  ------------
      REAL ESTATE OPERATION/DEVELOPMENT-- 0.8%
      St Joe                              60,500        3,884
                                                  ------------
      REINSURANCE -- 4.2%
      Aspen Insurance Holdings           137,000        3,359
      Axis Capital Holdings              361,890        9,901
      Odyssey Re Holdings                 88,700        2,236
      PartnerRe                           78,300        4,850
                                                  ------------
                                                       20,346
      REITS-DIVERSIFIED -- 1.4%
      American Financial Realty
      Trust                              417,900        6,762
                                                  ------------
      REITS-HOTELS -- 0.8%
      Host Marriott*                     230,040        3,980
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 1.2%
      NewAlliance Bancshares             391,200        5,985
                                                  ------------
    Total Financial (Cost $ 95,933)                   115,398
                                                  ------------
    HEALTH CARE -- 9.0%
      DIALYSIS CENTERS -- 0.6%
      DaVita*                             71,400        2,822
                                                  ------------
      HOSPITAL BEDS/EQUIPMENT -- 0.6%
      Hillenbrand Industries              55,500        3,082
                                                  ------------
      MEDICAL PRODUCTS -- 2.0%
      Becton Dickinson                    82,300        4,675
      Henry Schein*                       71,570        4,984
                                                  ------------
                                                        9,659
      MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
      Protein Design Labs*               109,200        2,256
                                                  ------------
      MEDICAL-GENERIC DRUGS -- 2.7%
      Barr Pharmaceuticals*              107,300        4,887
      Mylan Laboratories                 152,400        2,694
      Watson Pharmaceuticals*            161,040        5,284
                                                  ------------
                                                       12,865
      MEDICAL-HOSPITALS -- 1.3%
      Tenet Healthcare*                  560,770        6,157
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 1.3%
      Lincare Holdings*                  147,350        6,285
                                                  ------------
    Total Health Care (Cost $ 36,363)                  43,126
                                                  ------------


                                       Shares      Value (000)
--------------------------------------------------------------
    INDUSTRIAL -- 3.1%
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.9%
      Alliant Techsystems*                70,200  $     4,589
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 1.4%
      Brink's                            170,060        6,721
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.8%
      Applera - Applied
      Biosystems Group                   181,200        3,789
                                                  ------------
    Total Industrial (Cost $ 10,446)                   15,099
                                                  ------------
    SERVICES -- 5.3%
      ADVERTISING AGENCIES -- 2.4%
      Interpublic Group*                 847,820       11,361
                                                  ------------
      COMMERCIAL SERVICES -- 1.0%
      Quanta Services*                   610,800        4,886
                                                  ------------
      COMPUTER SERVICES -- 1.9%
      DST Systems*                        94,200        4,910
      Manhattan Associates*              189,130        4,516
                                                  ------------
                                                        9,426
                                                  ------------
    Total Services (Cost $ 22,572)                     25,673
                                                  ------------
    TECHNOLOGY -- 24.6%
      APPLICATIONS SOFTWARE -- 5.8%
      Citrix Systems*                    261,410        6,412
      Intuit*                            217,590        9,576
      Satyam Computer Services ADR       246,190        5,941
      Siebel Systems*                    576,800        6,057
                                                  ------------
                                                       27,986
      DATA PROCESSING/MANAGEMENT -- 6.4%
      Dun & Bradstreet*                   66,950        3,994
      Fiserv*                            183,100        7,359
      MoneyGram International            179,100        3,786
      SEI Investments                    113,950        4,778
      Veritas Software*                  374,970       10,705
                                                  ------------
                                                       30,622
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 3.7%
      Celestica*                         251,150        3,544
      Flextronics International*         325,700        4,501
      Gentex                             125,600        4,650
      Sanmina-SCI*                       595,560        5,044
                                                  ------------
                                                       17,739
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.3%
      Broadcom, Cl A*                    103,600        3,344
      Intersil, Cl A                     133,800        2,240
      Nvidia*                            239,500        5,643
                                                  ------------
                                                       11,227
      ENTERPRISE SOFTWARE/SERVICES-- 1.1%
      BMC Software*                      126,750        2,357
      MicroStrategy, Cl A*                52,690        3,175
                                                  ------------
                                                        5,532

--------------------------------------------------------------------------------
2                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Mid-Cap Fund
December 31, 2004 (Unaudited)


                                    Shares/Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
      INTERNET INFRASTRUCTURE EQUIPMENT-- 1.4%
      Avocent*                           162,300  $     6,576
                                                  ------------
      OFFICE AUTOMATION & EQUIPMENT-- 0.8%
      Xerox*                             234,000        3,980
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.2%
      Integrated Circuit Systems*         68,260        1,428
      Integrated Device
      Technology*                        362,500        4,191
                                                  ------------
                                                        5,619
      TELECOMMUNICATION EQUIPMENT -- 0.5%
      Adtran                             122,420        2,343
                                                  ------------
      TELECOMMUNICATION SERVICES -- 1.4%
      Amdocs*                            261,720        6,870
                                                  ------------
    Total Technology (Cost $ 97,377)                  118,494
                                                  ------------
    TRANSPORTATION -- 1.3%
      TRANSPORT-AIR FREIGHT -- 1.3%
      CNF                                126,000        6,313
                                                  ------------
    Total Transportation (Cost $ 5,513)                 6,313
                                                  ------------
    UTILITIES -- 2.0%
      ELECTRIC-INTEGRATED -- 2.0%
      Alliant Energy                      88,300        2,525
      Public Service Enterprise
      Group                              132,800        6,875
                                                  ------------
                                                        9,400
                                                  ------------
    Total Utilities (Cost $ 7,268)                      9,400
                                                  ------------
Total Common Stock (Cost $389,322)                    470,981
                                                  ------------

INVESTMENT COMPANY -- 1.2%
    INDEX FUND-MIDCAP -- 1.2%
      Midcap SPDR Trust Series 1          48,700        5,893
                                                  ------------
Total Investment Company (Cost $5,267)                  5,893
                                                  ------------

REPURCHASE AGREEMENT -- 1.9%
  Morgan Stanley 2.14%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    of $9,131,005 (collateralized
    by a U.S. Government
    obligation, par value
    $8,036,000, 6.68%, 06/10/14,
    total market value
    $9,312,653)(A)                       $ 9,129        9,129
                                                  ------------
Total Repurchase Agreement (Cost $9,129)                9,129
                                                  ------------
Total Investments (100.9%) (Cost $403,718) +          486,003
                                                  ------------
Other Assets and Liabilities, Net (-0.9%)              (4,187)
                                                  ------------
Net Assets (100.0%)                               $   481,816
                                                  ============



-------------------------------------------------------------------------------
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REITs -- Real Estate Investment Trusts
SPDR -- Standard & Poor's 500Composite Index Depository Receipt
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $403,926,599, and the unrealized appreciation and depreciation were $85,418,770 and $(3,342,572), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
3                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Small Cap Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 95.7%
    BASIC MATERIALS -- 4.4%
      CHEMICALS-DIVERSIFIED -- 2.8%
      Olin                                82,900  $     1,825
                                                  ------------
      CHEMICALS-SPECIALTY -- 1.6%
      Cabot Microelectronics*              9,100          364
      Great Lakes Chemical                23,850          680
                                                  ------------
                                                        1,044
                                                  ------------
    Total Basic Materials (Cost $ 2,351)                2,869
                                                  ------------
    CONSUMER CYCLICAL -- 19.9%
      APPAREL MANUFACTURERS -- 0.7%
      Carter's*                           13,300          452
                                                  ------------
      BUILDING - RESIDENTIAL/COMMERCIAL-- 0.6%
      Orleans Homebuilders*               20,040          398
                                                  ------------
      CABLE TV -- 3.1%
      Insight Communications, Cl A*       77,500          718
      Mediacom Communications, Cl A*     213,520        1,335
                                                  ------------
                                                        2,053
      HOTELS & MOTELS -- 1.3%
      Jameson Inns*                      428,000          843
                                                  ------------
      MULTIMEDIA -- 1.8%
      Entravision Communications, Cl A*  138,900        1,160
                                                  ------------
      PUBLISHING-BOOKS -- 2.4%
      Scholastic*                         43,400        1,604
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 1.4%
      Journal Register*                   49,000          947
                                                  ------------
      RADIO -- 5.5%
      Cumulus Media, Cl A*                  21,700        327
      Emmis Communications, Cl A*           54,950      1,055
      Radio One, Cl A*                      43,100        694
      Radio One, Cl D*                      12,900        208
      Spanish Broadcasting System, Cl A*   129,400      1,366
                                                  ------------
                                                        3,650
      RETAIL-APPAREL/SHOE -- 1.0%
      Charming Shoppes*                   42,300          396
      Too*                                 9,100          223
                                                  ------------
                                                          619
      RETAIL-VIDEO RENTAL -- 1.0%
      Blockbuster, Cl A                   70,500          672
                                                  ------------
      TELEVISION -- 1.1%
      Sinclair Broadcast Group,
      Cl A                                79,800          735
                                                  ------------
    Total Consumer Cyclical (Cost $ 12,352)            13,133
                                                  ------------
    CONSUMER NON-CYCLICAL -- 0.7%
      AGRICULTURAL OPERATIONS -- 0.7%
      Delta & Pine Land                   15,400          420
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 416)              420
                                                  ------------


                                       Shares      Value (000)
--------------------------------------------------------------
    ENERGY -- 6.3%
      OIL & GAS DRILLING -- 0.8%
      Atwood Oceanics*                     9,900  $       516
                                                  ------------
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 2.1%
      Meridian Resource*                  64,000          387
      Range Resources                     19,300          395
      Stone Energy*                        5,400          243
      Vintage Petroleum                   15,100          343
                                                  ------------
                                                        1,368
      OIL FIELD MACHINERY & EQUIPMENT-- 1.0%
      Lone Star Technologies*             20,300          679
                                                  ------------
      OIL REFINING & MARKETING -- 0.6%
      Frontier Oil                        14,700          392
                                                  ------------
      OIL-FIELD SERVICES -- 1.8%
      Cal Dive International*              8,500          347
      Core Laboratories*                  13,500          315
      W-H Energy Services*                24,700          552
                                                  ------------
                                                        1,214
                                                  ------------
    Total Energy (Cost $ 2,688)                         4,169
                                                  ------------
    FINANCIAL -- 26.2%
      COMMERCIAL BANKS-EASTERN US -- 1.1%
      Bancorp*                             9,085          145
      Signature Bank*                     17,200          557
                                                  ------------
                                                          702
      COMMERCIAL BANKS-SOUTHERN US-- 0.4%
      GB&T Bancshares                     10,500          253
                                                  ------------
      FINANCE-CONSUMER LOANS -- 3.4%
      Collegiate Funding Services
      LLC*                                91,100        1,284
      Portfolio Recovery
      Associates*                         23,200          956
                                                  ------------
                                                        2,240
      FINANCE-CREDIT CARD -- 1.1%
      Metris*                             56,400          719
                                                  ------------
      FINANCE-MORTGAGE LOAN/BANKER -- 0.3%
      Accredited Home Lenders
      Holding*                             4,800          239
                                                  ------------
      FINANCE-OTHER SERVICES -- 2.0%
      Asset Acceptance Capital*           36,650          780
      MarketAxess Holdings*               31,500          536
                                                  ------------
                                                        1,316
      INSURANCE BROKERS -- 1.5%
      Hilb Rogal & Hobbs                  10,000          363
      USI Holdings*                       56,200          650
                                                  ------------
                                                        1,013
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 1.0%
      Affiliated Managers Group*           9,400          637
                                                  ------------
      LIFE/HEALTH INSURANCE -- 1.0%
      Kmg America*                        61,940          681
                                                  ------------

--------------------------------------------------------------------------------
1                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Small Cap Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
      MULTI-LINE INSURANCE -- 0.5%
      Allmerica Financial*                10,900  $       358
                                                  ------------
      PROPERTY/CASUALTY INSURANCE -- 2.2%
      Bristol West Holdings               37,400          748
      EMC Insurance Group                 33,700          729
                                                  ------------
                                                        1,477
      REAL ESTATE MANAGEMENT/SERVICES -- 1.8%
      CB Richard Ellis Group, Cl A*       21,130          709
      Trammell Crow*                      25,600          464
                                                  ------------
                                                        1,173
      REINSURANCE -- 1.8%
      Odyssey Re Holdings                 15,600          393
      PXRE Group                          30,900          779
                                                  ------------
                                                        1,172
      REITS-HOTELS -- 3.9%
      Meristar Hospitality*              306,700        2,561
                                                  ------------
      REITS-MORTGAGE -- 1.6%
      HomeBanc                           108,300        1,048
                                                  ------------
      S&L/THRIFTS - CENTRAL US -- 1.2%
      Franklin Bank*                      43,000          785
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.7%
      NewAlliance Bancshares              29,300          448
                                                  ------------
      S&L/THRIFTS-SOUTHERN US -- 0.7%
      BankAtlantic Bancorp, Cl A          23,800          474
                                                  ------------
    Total Financial (Cost $ 13,517)                    17,296
                                                  ------------
    HEALTH CARE -- 6.6%
      DISPOSABLE MEDICAL PRODUCTS -- 0.9%
      ICU Medical*                        20,600          563
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 0.8%
      Applera - Celera Genomics
      Group*                              36,700          505
                                                  ------------
      MEDICAL-DRUGS -- 1.0%
      Priority Healthcare, Cl B*          30,000          653
                                                  ------------
      MEDICAL-GENERIC DRUGS -- 2.3%
      Eon Labs*                           23,700          640
      Par Pharmaceutical*                 21,700          898
                                                  ------------
                                                        1,538
      MEDICAL-NURSING HOMES -- 0.8%
      Genesis HealthCare*                 16,000          560
                                                  ------------
      PHARMACY SERVICES -- 0.8%
      Accredo Health*                     18,400          510
                                                  ------------
    Total Health Care (Cost $ 4,049)                    4,329
                                                  ------------
    INDUSTRIAL -- 9.2%
      AEROSPACE/DEFENSE -- 1.7%
      Teledyne Technologies*              38,400        1,130
                                                  ------------


                                       Shares      Value (000)
--------------------------------------------------------------
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.8%
      Moog, Cl A*                         12,050  $       546
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.8%
      Dycom Industries*                   17,300          528
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 1.6%
      Brink's                             26,100        1,032
                                                  ------------
      ELECTRONICS-MILITARY -- 1.0%
      EDO                                 21,700          689
                                                  ------------
      ENGINEERING/R&D SERVICES -- 1.7%
      Shaw Group*                         62,400        1,114
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL-- 1.3%
      WCA Waste*                          79,700          833
                                                  ------------
      WIRE & CABLE PRODUCTS -- 0.3%
      General Cable*                      13,500          187
                                                  ------------
    Total Industrial (Cost $ 3,722)                     6,059
                                                  ------------
    SERVICES -- 5.8%
      COMMERCIAL SERVICES -- 0.9%
      Intersections*                      36,030          622
                                                  ------------
      COMPUTER SERVICES -- 0.9%
      Manhattan Associates*               23,700          566
                                                  ------------
      CONSULTING SERVICES -- 0.4%
      PDI*                                11,800          263
                                                  ------------
      HUMAN RESOURCES -- 0.7%
      Medical Staffing Network
      Holdings*                           55,600          455
                                                  ------------
      RESEARCH & DEVELOPMENT -- 2.3%
      Parexel International*              46,200          938
      PRA International*                  22,900          567
                                                  ------------
                                                        1,505
      PROTECTION & SAFETY -- 0.6%
      Integrated Alarm Services
      Group*                              76,200          417
                                                  ------------
    Total Services (Cost $ 3,471)                       3,828
                                                  ------------
    TECHNOLOGY -- 14.1%
      APPLICATIONS SOFTWARE -- 0.5%
      Quest Software*                     20,900          333
                                                  ------------
      B2B/E-COMMERCE -- 0.6%
      webMethods*                         61,200          441
                                                  ------------
      COMPUTER AIDED DESIGN -- 0.8%
      Parametric Technology*              88,000          518
                                                  ------------
      COMPUTER DATA SECURITY -- 0.3%
      BindView Development*               50,400          219
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 1.7%
      Quantum*                           220,100          577
      Western Digital*                    50,400          546
                                                  ------------
                                                        1,123

--------------------------------------------------------------------------------
2                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Small Cap Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
      DECISION SUPPORT SOFTWARE -- 0.7%
      NetIQ*                              37,400  $       457
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.5%
      CTS                                 23,600          314
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.2%
      Applied Micro Circuits*             85,500          360
      DSP Group*                          37,900          846
      Integrated Silicon
      Solutions*                          70,700          580
      Zoran*                              26,500          307
                                                  ------------
                                                        2,093
      ENTERPRISE SOFTWARE/SERVICES-- 1.4%
      Ascential Software*                 24,100          393
      Lawson Software*                    21,000          144
      Retek*                              60,900          375
                                                  ------------
                                                          912
      INTERNET APPLICATION SOFTWARE-- 0.7%
      Matrixone*                          26,600          174
      Vignette*                          212,200          295
                                                  ------------
                                                          469
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.9%
      Ase Test*                           51,800          350
      Emulex*                             29,900          504
      Integrated Device
      Technology*                         34,900          403
                                                  ------------
                                                        1,257
      SEMICONDUCTOR EQUIPMENT -- 0.6%
      Brooks Automation*                  22,500          388
                                                  ------------
      SOFTWARE TOOLS -- 1.2%
      Borland Software*                   67,200          785
                                                  ------------
    Total Technology (Cost $ 8,192)                     9,309
                                                  ------------
    TRANSPORTATION -- 1.6%
      AIRLINES -- 0.5%
      Skywest                             15,000          301
                                                  ------------
      TRANSPORT-MARINE -- 1.1%
      Alexander & Baldwin                  9,100          386
      CP Ships                            25,500          366
                                                  ------------
                                                          752
                                                  ------------
    Total Transportation (Cost $ 786)                   1,053
                                                  ------------
    UTILITIES -- 0.9%
      ELECTRIC-INTEGRATED -- 0.9%
      MGE Energy                          17,000          613
                                                  ------------
    Total Utilities (Cost $ 458)                          613
                                                  ------------
Total Common Stock (Cost $52,002)                      63,078
                                                  ------------


                                    Shares/Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
INVESTMENT COMPANY -- 0.5%
    INDEX FUND-SMALL CAP -- 0.5%
      iShares Russell 2000 Index
      Fund                                 2,600  $       337
                                                  ------------
Total Investment Company (Cost $324)                      337
                                                  ------------

REPURCHASE AGREEMENT -- 3.7%
  Morgan Stanley 2.140%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    of $2,454,096 (collateralized
    by U.S. Government
    obligations, ranging in par
    value $1,155,000-$1,291,000,
    2.50%-5.00%,
    03/15/06-05/13/11, total
    market value $2,503,143)(A)          $ 2,454        2,454
                                                  ------------
Total Repurchase Agreement (Cost $2,454)                2,454
                                                  ------------
Total Investments (99.9%) (Cost $54,780) +             65,869
                                                  ------------
Other Assets and Liabilities, Net (0.1%)                   85
                                                  ------------
Net Assets (100.0%)                               $    65,954
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $54,839,817, and the unrealized appreciation and depreciation were $12,815,591 and $(1,787,085), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

-------------------------------------------------------------------------------
3                                       PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


Clipper Focus Fund
December 31, 2004 (Unaudited)


                                       Shares      Value (000)
--------------------------------------------------------------
COMMON STOCK -- 96.8%
    CONSUMER CYCLICAL -- 5.3%
      MULTIMEDIA -- 2.4%
      Time Warner*                     1,573,900  $    30,597
                                                  ------------
      RETAIL-DRUG STORE -- 2.9%
      CVS                                825,900       37,223
                                                  ------------
    Total Consumer Cyclical (Cost $ 40,661)            67,820
                                                  ------------
    CONSUMER NON-CYCLICAL -- 21.8%
      BEVERAGES-NON-ALCOHOLIC -- 3.0%
      Coca-Cola                          930,200       38,724
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED-- 4.8%
      Kraft Foods, Cl A                1,743,700       62,093
                                                  ------------
      FOOD-RETAIL -- 7.1%
      Kroger*                          3,001,200       52,641
      Safeway*                         1,917,700       37,856
                                                  ------------
                                                       90,497
      TOBACCO -- 6.9%
      Altria Group                     1,454,800       88,888
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 272,482)      280,202
                                                  ------------
    ENERGY -- 5.1%
      PIPELINES -- 5.1%
      El Paso                          6,249,000       64,989
                                                  ------------
    Total Energy (Cost $ 39,717)                       64,989
                                                  ------------
    FINANCIAL -- 30.4%
      FINANCE-CREDIT CARD -- 4.6%
      American Express                 1,059,700       59,735
                                                  ------------
      FINANCE-INVESTMENT BANKER/BROKER-- 3.2%
      Merrill Lynch                      690,100       41,247
                                                  ------------
      FINANCE-MORTGAGE LOAN/BANKER-- 16.4%
      Fannie Mae                       1,197,800       85,295
      Freddie Mac                      1,695,800      124,981
                                                  ------------
                                                      210,276
      INSURANCE BROKERS -- 5.0%
      Marsh & McLennan                 1,945,300       64,000
                                                  ------------
      MULTI-LINE INSURANCE -- 1.2%
      Old Republic International         619,750       15,680
                                                  ------------
    Total Financial (Cost $ 335,880)                  390,938
                                                  ------------
    HEALTH CARE -- 18.2%
      MEDICAL PRODUCTS -- 1.5%
      Johnson & Johnson                  293,900       18,639
                                                  ------------
      MEDICAL-DRUGS -- 10.4%
      Pfizer                           3,095,000       83,225
      Wyeth                            1,184,500       50,448
                                                  ------------
                                                      133,673


                                    Shares/Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
      MEDICAL-HOSPITALS -- 6.3%
      HCA                                936,200  $    37,410
      Tenet Healthcare*                4,027,400       44,221
                                                  ------------
                                                       81,631
                                                  ------------
    Total Health Care (Cost $ 239,179)                233,943
                                                  ------------
    INDUSTRIAL -- 4.9%
      DIVERSIFIED MANUFACTURING OPERATIONS-- 4.9%
      Tyco International               1,780,600       63,639
                                                  ------------
    Total Industrial (Cost $ 20,387)                   63,639
                                                  ------------
    SERVICES -- 8.6%
      ADVERTISING AGENCIES -- 2.0%
      Interpublic Group*               1,886,100       25,274
                                                  ------------
      COMPUTER SERVICES -- 6.6%
      Electronic Data Systems          3,703,600       85,553
                                                  ------------
    Total Services (Cost $ 107,770)                   110,827
                                                  ------------
    TECHNOLOGY -- 2.5%
      OFFICE AUTOMATION & EQUIPMENT-- 2.5%
      Pitney Bowes                       693,100       32,077
                                                  ------------
    Total Technology (Cost $ 25,046)                   32,077
                                                  ------------
Total Common Stock (Cost $1,081,122)                1,244,435
                                                  ------------

REPURCHASE AGREEMENT -- 4.0%
  Morgan Stanley 2.14%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    $51,510,702 (collateralized
    by U.S. Government
    obligations, ranging in par
    value
    $16,975,000-$34,910,000,
    3.500%-3.875%,
    09/15/07-01/12/09, total
    market value $52,539,874)(A)        $ 51,502       51,502
                                                  ------------
Total Repurchase Agreement (Cost $51,502)              51,502
                                                  ------------
Total Investments (100.8%) (Cost $1,132,624) +      1,295,937
                                                  ------------
Other Assets and Liabilities, Net (-0.8%)             (10,165)
                                                  ------------
Net Assets (100.0%)                               $ 1,285,772
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $1,136,369,807, and the unrealized appreciation and depreciation were $244,276,010 and $(84,709,094), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1                                        PBHG/Quarterly Report/December 31, 2004

SCHEDULE OF INVESTMENTS


TS&W Small Cap Value Fund
December 31, 2004 (Unaudited)




                                                SHARES      VALUE (000)
-----------------------------------------------------------------------
COMMON STOCK -- 94.8%
    BASIC MATERIALS -- 4.9%
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.9%
      USG                                       20,800      $       838
                                                           ------------
      CONTAINERS-METAL/GLASS -- 0.9%
      Crown Holdings                            59,500              817
                                                           ------------
      INDUSTRIAL GASES -- 1.4%
      Airgas                                    48,600            1,288
                                                           ------------
      PAPER & RELATED PRODUCTS -- 0.9%
      Schweitzer-Mauduit
      International                             24,800              842
                                                           ------------
      STEEL-PRODUCERS-- 0.8%
      Schnitzer Steel Industries,
      Cl A                                      23,800              808
                                                           ------------
    Total Basic Materials (Cost $ 3,674)                          4,593
                                                           ------------
    CONSUMER CYCLICAL -- 14.1%
      CASINO SERVICES -- 1.9%
      Scientific Games, Cl A                    72,400            1,726
                                                           ------------
      DISTRIBUTION/WHOLESALE -- 0.5%
      Nuco2                                     18,800              417
                                                           ------------
      ENTERTAINMENT SOFTWARE -- 0.9%
      THQ                                       37,500              860
                                                           ------------
      RETAIL-APPAREL/SHOE -- 4.2%
      Charming Shoppes                         130,900            1,226
      Childrens Place                           47,600            1,763
      JOS A Bank Clothiers                      33,500              948
                                                           ------------
                                                                  3,937
      RETAIL-CONVENIENCE STORE -- 1.4%
      7-Eleven                                  55,500            1,329
                                                           ------------
      RETAIL-PAWN SHOPS -- 2.0%
      Cash America International                38,700            1,151
      Ezcorp, Cl A                              48,600              749
                                                           ------------
                                                                  1,900
      RETAIL-PETROLEUM PRODUCTS -- 1.7%
      World Fuel Services                       31,700            1,579
                                                           ------------
      RETAIL-RESTAURANTS -- 0.7%
      O'Charleys                                34,700              678
                                                           ------------
      THEATERS -- 0.8%
      Carmike Cinemas                           19,800              723
                                                           ------------
    Total Consumer Cyclical (Cost $ 10,011)                      13,149
                                                           ------------
    CONSUMER NON-CYCLICAL -- 1.5%
      POULTRY -- 1.5%
      Sanderson Farms                           32,750            1,418
                                                           ------------
    Total Consumer Non-Cyclical (Cost $ 1,081)                    1,418
                                                           ------------


                                                SHARES      VALUE (000)
-----------------------------------------------------------------------
    ENERGY -- 9.6%
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 6.5%
      Berry Petroleum, Cl A                     30,700      $     1,465
      Comstock Resources                        40,500              893
      Houston Exploration                       16,900              952
      Magnum Hunter Resources                   69,400              895
      Penn Virginia                             25,050            1,016
      Unit                                      22,800              871
                                                           ------------
                                                                  6,092
      OIL FIELD MACHINERY & EQUIPMENT-- 1.0%
      Maverick Tube                             29,800              903
                                                           ------------
      OIL REFINING & MARKETING -- 2.1%
      Giant Industries                          28,800              763
      Tesoro                                    37,700            1,201
                                                           ------------
                                                                  1,964
                                                           ------------
    Total Energy (Cost $ 6,735)                                   8,959
                                                           ------------
    FINANCIAL -- 21.9%
      COMMERCIAL BANKS-CENTRAL US -- 2.1%
      Texas Regional Bancshares,
      Cl A                                      22,300              729
      Wintrust Financial                        20,850            1,187
                                                           ------------
                                                                  1,916
      COMMERCIAL BANKS-SOUTHERN US-- 1.5%
      Oriental Financial Group                  48,377            1,370
                                                           ------------
      COMMERCIAL BANKS-WESTERN US -- 3.7%
      CVB Financial                             39,320            1,044
      Hanmi Financial                           25,800              927
      UCBH Holdings                             31,700            1,453
                                                           ------------
                                                                  3,424
      FINANCE-CONSUMER LOANS -- 1.7%
      Asta Funding                              21,800              585
      World Acceptance                          34,700              955
                                                           ------------
                                                                  1,540
      INSURANCE BROKERS -- 1.3%
      Hilb Rogal & Hobbs                        34,700            1,257
                                                           ------------
      LIFE/HEALTH INSURANCE -- 0.4%
      Ceres Group                               78,400              405
                                                           ------------
      PROPERTY/CASUALTY INSURANCE -- 3.5%
      Fpic Insurance Group                      27,800              984
      Philadelphia Consolidated
         Holding                                18,800            1,243
      PMA Capital, Cl A                        101,200            1,047
                                                           ------------
                                                                  3,274
      REAL ESTATE MANAGEMENT/SERVICES-- 1.0%
      Jones Lang LaSalle                        25,800              965
                                                           ------------
      REINSURANCE -- 0.6%
      PXRE Group                                20,800              524
                                                           ------------
      REITS-DIVERSIFIED -- 0.8%
      Correctional Properties
      Trust                                     25,900              748
                                                           ------------

--------------------------------------------------------------------------------
1                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


TS&W Small Cap Value Fund
December 31, 2004 (Unaudited)

                                                SHARES      VALUE (000)
-----------------------------------------------------------------------
      REITS-HOTELS -- 1.0%
      LaSalle Hotel Properties                  29,800      $       949
                                                           ------------
      REITS-OFFICE PROPERTY -- 2.4%
      Corporate Office Properties
      Trust SBI                                 27,800              816
      Parkway Properties                        27,800            1,411
                                                           ------------
                                                                  2,227
      S&L/THRIFTS-EASTERN US -- 1.3%
      Dime Community Bancshares                 42,162              755
      WSFS Financial                             7,900              477
                                                           ------------
                                                                  1,232
      S&L/THRIFTS-SOUTHERN US -- 0.6%
      Ocwen Financial                           62,500              597
                                                           ------------
    Total Financial (Cost $ 16,941)                              20,428
                                                           ------------
    HEALTH CARE -- 5.9%
      MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
      Bio-Rad Laboratories, Cl A                11,900              683
                                                           ------------
      MEDICAL-HMO -- 1.1%
      Sierra Health Services                    18,800            1,036
                                                           ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 1.4%
      Amedisys                                  39,700            1,286
                                                           ------------
      RESPIRATORY PRODUCTS -- 1.8%
      Respironics                               29,800            1,620
                                                           ------------
      VETERINARY DIAGNOSTICS -- 0.9%
      VCA Antech                                43,600              854
                                                           ------------
    Total Health Care (Cost $ 4,798)                              5,479
                                                           ------------
    INDUSTRIAL -- 15.7%
      AEROSPACE/DEFENSE -- 1.5%
      Curtiss-Wright                            15,900              913
      Herley Industries                         24,800              504
                                                           ------------
                                                                  1,417
      BUILDING PRODUCTS - CEMENT/AGGREGATE-- 1.1%
      Texas Industries                          15,900              992
                                                           ------------
      BUILDING-HEAVY CONSTRUCTION -- 1.9%
      Chicago Bridge & Iron                     44,600            1,784
                                                           ------------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 3.0%
      Actuant, Cl A                             24,800            1,293
      ESCO Technologies                         19,800            1,518
                                                           ------------
                                                                  2,811
      ELECTRONIC MEASURING INSTRUMENTS-- 1.6%
      Flir Systems                              23,800            1,518
                                                           ------------
      ELECTRONICS-MILITARY -- 1.5%
      Engineered Support Systems                23,800            1,410
                                                           ------------
      ENGINES-INTERNAL COMBUSTION -- 1.5%
      Briggs & Stratton                         33,700            1,401
                                                           ------------

                                                SHARES      VALUE (000)
-----------------------------------------------------------------------
      FILTRATION/SEPARATION PRODUCTS-- 1.1%
      Clarcor                                   18,800      $     1,030
                                                           ------------
      GOLD MINING -- 0.6%
      Royal Gold                                28,800              525
                                                           ------------
      MACHINERY-CONSTRUCTION & MINING-- 1.9%
      Joy Global                                39,700            1,724
                                                           ------------
    Total Industrial (Cost $ 10,581)                             14,612
                                                           ------------
    SERVICES -- 5.4%
      CONSULTING SERVICES -- 1.0%
      FTI Consulting                            44,600              940
                                                           ------------
      PRIVATE CORRECTIONS -- 1.6%
      Corrections Corporation of
      America                                   36,700            1,484
                                                           ------------
      RENTAL AUTO/EQUIPMENT -- 1.4%
      Aaron Rents                               52,325            1,308
                                                           ------------
      RESEARCH & DEVELOPMENT -- 1.4%
      Pharmaceutical Product
         Development                            30,700            1,268
                                                           ------------
    Total Services (Cost $ 4,020)                                 5,000
                                                           ------------
    TECHNOLOGY -- 5.9%
      COMPUTER AIDED DESIGN -- 1.4%
      Ansys                                     40,100            1,286
                                                           ------------
      COMPUTERS-INTEGRATED SYSTEMS-- 1.8%
      MTS Systems                               50,600            1,711
                                                           ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.1%
      NAM TAI Electronics                       27,230              524
      Sypris Solutions                          31,700              485
                                                           ------------
                                                                  1,009
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 1.0%
      Fargo Electronics                         58,500              877
                                                           ------------
      TELECOMMUNICATION EQUIPMENT -- 0.6%
      Comtech Telecommunications                14,900              560
                                                           ------------
    Total Technology (Cost $ 3,561)                               5,443
                                                           ------------
    TRANSPORTATION -- 5.2%
      TRANSPORT-MARINE -- 2.6%
      General Maritime                          39,700            1,586
      Kirby                                     19,800              879
                                                           ------------
                                                                  2,465
      TRANSPORT-SERVICES -- 1.4%
      Offshore Logistics                        39,700            1,289
                                                           ------------
      TRANSPORT-TRUCK -- 1.2%
      Celadon Group                             24,500              545
      U.S. Xpress Enterprises, ClA              17,900              525
                                                           ------------
                                                                  1,070
                                                           ------------
    Total Transportation (Cost $ 3,649)                           4,824
                                                           ------------

--------------------------------------------------------------------------------
2                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


TS&W Small Cap Value Fund
December 31, 2004 (Unaudited)

                                             SHARES/FACE
                                             AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------------
    UTILITIES -- 4.7%
      ENERGY-ALTERNATE SOURCES -- 0.8%
      Headwaters                                24,800      $       707
                                                           ------------
      GAS-DISTRIBUTION -- 3.9%
      Energen                                   34,700            2,045
      UGI                                       39,200            1,604
                                                           ------------
                                                                  3,649
                                                           ------------
    Total Utilities (Cost $ 3,304)                                4,356
                                                           ------------
Total Common Stock (Cost $68,355)                                88,261
                                                           ------------

INVESTMENT COMPANY -- 1.0%
    INDEX FUND-SMALL CAP -- 1.0%
      iShares Russell 2000 Value
         Index Fund                              4,800              926
                                                           ------------
Total Investment Company (Cost $812)                                926
                                                           ------------

WARRANTS-- 0.0%
  Magnum Hunter Resources,
      Expires 03/21/05*                          2,740                1
                                                           ------------
Total Warrants (Cost $3)                                              1
                                                           ------------

REPURCHASE AGREEMENT -- 6.1%
  Morgan Stanley 2.14%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    of $5,718,952 (collateralized
    by U.S. Government
    obligations, ranging in par
    value $2,160,000-$3,585,000,
    2.50%-6.60%,
    03/15/06-07/07/06, total
    market value $5,928,146)(A)                $ 5,718            5,718
                                                           ------------
Total Repurchase Agreement (Cost $5,718)                          5,718
                                                           ------------

Total Investments (101.9%) (Cost $74,888) +                      94,906
                                                           ------------

Other Assets and Liabilities, Net (-1.9%)                       (1,795)
                                                           ------------

Net Assets (100.0%)                                         $    93,111
                                                           ============

* Non-income producing security.
(A)   -- Tri-party repurchase agreement
Cl    -- Class
REITs -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $74,963,857, and the unrealized appreciation and depreciation were $20,527,817 and $(585,744), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
3                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


Heitman REIT Fund
December 31, 2004 (Unaudited)


                                          SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 99.0%
    FINANCIAL -- 99.0%
      REITS -- 99.0%
      APARTMENTS -- 17.5%
      AvalonBay Communities               60,600  $      4,563
      BRE Properties, Cl A               158,100         6,373
      Equity Residential                 264,000         9,552
      GMH Communities Trust*             128,800         1,816
      Home Properties                     92,300         3,969
      United Dominion Realty Trust       197,500         4,898
                                                  ------------
                                                        31,171
                                                  ------------
      DIVERSIFIED -- 5.9%
      Colonial Properties Trust           51,100         2,007
      Duke Realty                        130,500         4,455
      Equity Lifestyle Properties         24,600           879
      Liberty Property Trust              75,500         3,262
                                                  ------------
                                                        10,603
                                                  ------------
      FACTORY OUTLET - RETAIL -- 1.5%
      Tanger Factory Outlet
      Centers                             98,400         2,603
                                                  ------------
      HOTELS -- 12.4%
      Host Marriott*                     412,900         7,143
      Innkeepers USA Trust                49,700           706
      LaSalle Hotel Properties           113,300         3,606
      Starwood Hotels & Resorts
            Worldwide(A)                 160,300         9,362
      Strategic Hotel Capital             77,300         1,275
                                                  ------------
                                                        22,092
                                                  ------------
      INDUSTRIAL -- 5.8%
      Eastgroup Properties                 6,200           238
      Prologis                           124,870         5,411
      PS Business Parks                  104,816         4,727
                                                  ------------
                                                        10,376
                                                  ------------
      LOCAL - RETAIL -- 13.9%
      Developers Diversified
      Realty                             123,900         5,497
      Equity One                          64,100         1,521
      Pan Pacific Retail
      Properties                         104,750         6,568
      Realty Income                       18,900           956
      Regency Centers                    135,200         7,490
      Weingarten Realty Investors         71,100         2,851
                                                  ------------
                                                        24,883
                                                  ------------
      NET LEASE -- 1.7%
      Lexington Corporate
      Properties Trust                   134,600         3,039
                                                  ------------
      OFFICE -- 22.1%
      Alexandria Real Estate
      Equities                            47,800         3,557
      Arden Realty                        72,000         2,716
      BioMed Realty Trust                 87,800         1,950
      Boston Properties                  127,800         8,265
      Brookfield Properties(A)           133,200         4,982
      HRPT Properties Trust              183,500         2,354
      Mack-Cali Realty                    71,700         3,300


                                       SHARES/FACE
                                       AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
      OFFICE -- CONTINUED
      SL Green Realty                     26,300  $      1,593
      Vornado Realty Trust               139,600        10,628
                                                  ------------
                                                        39,345
                                                  ------------
      OTHER -- 2.2%
      Capital Automotive REIT            111,600         3,964
                                                  ------------
      REGIONAL - RETAIL -- 10.9%
      CBL & Associates Properties         50,900         3,886
      Simon Property Group               239,800        15,508
                                                  ------------
                                                        19,394
                                                  ------------
      STORAGE -- 5.1%
      Extra Space Storage                127,300         1,697
      Public Storage                     104,300         5,815
      U-Store-It Trust*                   94,900         1,646
                                                  ------------
                                                         9,158
                                                  ------------
    Total Financial (Cost $ 132,592)                   176,628
                                                  ------------
Total Common Stock (Cost $132,592)                     176,628
                                                  ------------

REPURCHASE AGREEMENT -- 2.2%
  Morgan Stanley 2.14%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    of $3,871,380 (collateralized
    by a U.S. Government
    obligation, par value
    $4,005,000, 4.25%, 04/07/11,
    total market value
    $3,952,121)(B)                       $ 3,871         3,871
                                                  ------------
Total Repurchase Agreement (Cost $3,871)                 3,871
                                                  ------------

Total Investments (101.2%) (Cost $136,463) +           180,499
                                                  ------------

Other Assets and Liabilities, Net (-1.2%)              (2,198)
                                                  ------------

Net Assets (100.0%)                               $   178,301
                                                  ============

* Non-income producing security.
(A) -- Securities classified as C - Corporations
(B) -- Tri-party repurchase agreement
Cl -- Class REITs -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $136,614,204, and the unrealized appreciation and depreciation were $43,932,090 and $(46,681), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Technology & Communications Fund
December 31, 2004 (Unaudited)





                                          SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 99.4%
    CONSUMER CYCLICAL -- 1.5%
      ENTERTAINMENT SOFTWARE -- 0.9%
      Electronic Arts*                    40,300  $      2,486
                                                  ------------
      RADIO -- 0.6%
      XM Satellite Radio
      Holdings, Cl A*                     50,200         1,888
                                                  ------------
    Total Consumer Cyclical (Cost $ 3,750)               4,374
                                                  ------------
    HEALTH CARE -- 4.6%
      DIAGNOSTIC EQUIPMENT -- 0.6%
      Gen-Probe*                          35,933         1,624
                                                  ------------
      MEDICAL INSTRUMENTS -- 0.9%
      Boston Scientific*                  71,400         2,538
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 3.1%
      Amgen*                              23,600         1,514
      Biogen Idec*                        46,800         3,118
      Celgene*                            33,400           886
      Genentech*                          67,600         3,680
                                                  ------------
                                                         9,198
                                                  ------------
    Total Health Care (Cost $ 10,102)                   13,360
                                                  ------------
    SERVICES -- 6.4%
      COMPUTER SERVICES -- 4.5%
      DST Systems*                        54,100         2,820
      Manhattan Associates*              157,900         3,771
      Perot Systems, Cl A*                83,700         1,342
      Sungard Data Systems*              180,500         5,113
                                                  ------------
                                                        13,046
      E-COMMERCE/SERVICES -- 1.9%
      eBay*                               48,400         5,628
                                                  ------------
    Total Services (Cost $ 12,065)                      18,674
                                                  ------------
    TECHNOLOGY -- 86.9%
      APPLICATIONS SOFTWARE -- 5.0%
      Citrix Systems*                     56,700         1,391
      Infosys Technologies ADR            73,400         5,087
      Microsoft                          184,200         4,920
      Satyam Computer Services ADR       134,000         3,234
                                                  ------------
                                                        14,632
      B2B/E-COMMERCE -- 2.1%
      webMethods*                        840,800         6,062
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 2.9%
      Nextel Communications, Cl A*       201,100         6,033
      Nextel Partners, Cl A*             123,300         2,409
                                                  ------------
                                                         8,442
      COMMUNICATIONS SOFTWARE -- 1.0%
      Avid Technology*                    49,000         3,026
                                                  ------------


                                          SHARES      VALUE (000)
-----------------------------------------------------------------
      COMPUTER AIDED DESIGN -- 3.1%
      Autodesk                           207,800  $      7,886
      Parametric Technology*             210,400         1,239
                                                  ------------
                                                         9,125
      COMPUTERS -- 4.6%
      Apple Computer*                     59,900         3,858
      International Business
      Machines                            53,600         5,284
      Research In Motion*                 50,200         4,137
                                                  ------------
                                                        13,279
      COMPUTERS-INTEGRATED SYSTEMS-- 1.2%
      NCR*                                50,200         3,475
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 5.8%
      Dot Hill Systems*                  296,100         2,321
      EMC *                              352,300         5,239
      Network Appliance*                 133,200         4,425
      Sandisk*                           142,700         3,563
      Western Digital*                   117,300         1,272
                                                  ------------
                                                        16,820
      COMPUTERS-PERIPHERAL EQUIPMENT-- 1.6%
      Lexmark International, Cl A*        53,000         4,505
                                                  ------------
      DATA PROCESSING/MANAGEMENT -- 7.2%
      Automatic Data Processing           76,800         3,406
      First Data                          95,100         4,046
      Fiserv*                            122,500         4,923
      Global Payments                     30,100         1,762
      Veritas Software*                  242,800         6,932
                                                  ------------
                                                        21,069
      DECISION SUPPORT SOFTWARE -- 1.5%
      Cognos*                            100,600         4,432
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.8%
      Jabil Circuit*                      75,200         1,924
      Sanmina-SCI*                       387,900         3,285
                                                  ------------
                                                         5,209
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 14.5%
      Advanced Micro Devices*             83,800         1,845
      Applied Micro Circuits*            816,800         3,439
      Broadcom, Cl A*                    106,700         3,444
      Conexant Systems*                  566,034         1,126
      Cree*                               73,800         2,958
      Freescale Semiconductor, Cl B*      20,426           375
      Intel                              140,200         3,279
      International Rectifier*            67,100         2,991
      Intersil, Cl A                     303,800         5,085
      Microchip Technology                53,400         1,424
      Microsemi*                         218,000         3,784
      Nvidia*                            163,700         3,857
      Pixelworks*                        161,000         1,826
      QLogic*                             73,200         2,689
      Silicon Laboratories*               26,800           946
      Zoran*                             277,100         3,209
                                                  ------------
                                                        42,277
                                                  ------------

--------------------------------------------------------------------------------
1                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Technology & Communications Fund
December 31, 2004 (Unaudited)

                                          SHARES      VALUE (000)
-----------------------------------------------------------------
      ENTERPRISE SOFTWARE/SERVICES-- 3.2%
      BMC Software*                      120,890  $      2,249
      Oracle*                            389,600         5,345
      SAP ADR                             40,400         1,786
                                                  ------------
                                                         9,380
      INTERNET CONTENT-INFORMATION/NETWORKS-- 0.8%
      Infospace*                          50,300         2,392
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT-- 0.6%
      Avocent*                            45,900         1,860
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE-- 1.2%
      F5 Networks*                        70,400         3,430
                                                  ------------
      INTERNET SECURITY -- 2.6%
      Check Point Software
      Technologies*                       64,100         1,579
      Symantec*                          201,000         5,178
      VeriSign*                           27,200           911
                                                  ------------
                                                         7,668
      NETWORKING PRODUCTS -- 4.5%
      Cisco Systems*                     259,400         5,006
      Juniper Networks*                  158,200         4,302
      Netgear*                            61,800         1,124
      Polycom*                           117,100         2,731
                                                  ------------
                                                        13,163
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 7.0%
      Analog Devices                     110,600         4,083
      Cypress Semiconductor*             284,600         3,338
      Emulex*                            157,200         2,647
      Integrated Device
      Technology*                        306,700         3,546
      Marvell Technology Group*          101,000         3,583
      Maxim Integrated Products           76,900         3,260
                                                  ------------
                                                        20,457
      SEMICONDUCTOR EQUIPMENT -- 4.4%
      Applied Materials*                 277,800         4,750
      Kla-Tencor*                         55,100         2,567
      Lam Research*                       87,000         2,515
      Varian Semiconductor
      Equipment Associates*               77,100         2,841
                                                  ------------
                                                        12,673
      TELECOMMUNICATIONS EQUIPMENT-- 2.4%
      Harris                              30,200         1,866
      Plantronics                         66,800         2,770
      Tekelec*                           110,500         2,259
                                                  ------------
                                                         6,895
      WEB PORTALS/ISP -- 3.7%
      Google, Cl A*                       21,700         4,190
      Yahoo!*                            172,700         6,508
                                                  ------------
                                                        10,698


                                       SHARES/FACE
                                       AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
      WIRELESS EQUIPMENT -- 4.2%
      Motorola                           185,000  $      3,182
      Nokia ADR                          217,000         3,400
      Qualcomm                           131,900         5,593
                                                  ------------
                                                        12,175
                                                  ------------
    Total Technology (Cost $ 190,618)                  253,144
                                                  ------------
Total Common Stock (Cost $216,535)                     289,552
                                                  ------------

REPURCHASE AGREEMENT -- 0.4%
  Morgan Stanley 2.14%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    $1,305,536 (collateralized by
    a U.S. Government obligation,
    par value $1,230,000, 5.77%,
    01/05/27, total market value
    $1,334,266)(A)                       $ 1,305         1,305
                                                  ------------
Total Repurchase Agreement (Cost $1,305)                 1,305
                                                  ------------

Total Investments (99.8%) (Cost $217,840) +            290,857
                                                  ------------

Other Assets and Liabilities, Net (0.2%)                   484
                                                  ------------

Net Assets (100.0%)                               $    291,341
                                                  ============

* Non-income producing security.
(A) Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $219,977,959, and the unrealized appreciation and depreciation were $78,605,047 and $(7,725,626), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
2                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


Dwight Intermediate Fixed Income Fund
December 31, 2004 (Unaudited)



                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------

RESIDENTIAL MORTGAGES-AGENCY-- 25.1%
    Countrywide Home Loans CMO,
      Ser 2004-HYB6, Cl A2
      4.724%, 11/20/34                  $ 191           $190
    Federal Home Loan Mortgage
      Corporation 30 year TBA
      5.500%, 01/15/14                    350            355
    Federal Home Loan Mortgage
      Corporation Structured Pass
      Through CMO, Ser H010, Cl A2
      2.028%, 04/15/10                     62             61
    Federal Home Loan Mortgage
      Corporation Structured Pass
      Through, Ser H005, Cl A2
      2.550%, 08/15/07                      5              5
    Federal National Mortgage
      Association 15 year TBA
      5.500%, 01/14/34                    500            517
      4.500%, 01/15/14                    300            299
    Federal National Mortgage
      Association 30 year TBA
      5.000%, 01/15/34                    350            347
    Government National Mortgage
      Association CMO, Ser
      2003-47, Cl A
      2.848%, 06/16/18                     18             17
                                                  ----------
Total Residential Mortgages-Agency (Cost $1,793)       1,791
                                                  ----------

COMMERICAL MORTGAGES -- 9.7%
    Banc of America Commercial
      Mortgage CMBS, Ser 2000-1,
      Cl A1A
      7.109%, 11/15/31                     54             57
    DLJ Commercial Mortgage CMBS,
      Ser 2000-CF1, Cl A1B
      7.620%, 06/10/33                     50             57
    First Union-Chase Commercial
      Mortgage CMO, Ser 1999-C2,
      Cl A1
      6.363%, 06/15/31                     17             17
    GMAC Commercial Mortgage
      Securities CMBS, Ser
      1991-C1, Cl A1
      5.830%, 05/15/33                     38             39
    JP Morgan Commercial Mortgage
      Finance CMBS, Ser 1998-C6,
      Cl B
      6.735%, 01/15/30                     50             54
    Keycorp CMBS, Ser 2000-C1, Cl
      A1
      7.617%, 05/17/32                     18             18
    Lehman Brothers-UBS
      Commercial Mortgage Trust
      CMBS, Ser 2002-C7, Cl A2
      3.899%, 12/15/26                     25             25
    Morgan Stanley Capital CMBS,
      Ser 1998-HF2, Cl A1
      6.010%, 11/15/30                     11             11
    Morgan Stanley Capital CMBS,
      Ser 1998-XL1, Cl A1
      6.220%, 06/03/30                     17             18
    Morgan Stanley Capital CMBS,
      Ser 1999-FNV1, Cl D
      7.030%, 03/15/31                     67             74

                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------

COMMERICAL MORTGAGES -- CONTINUED
    Morgan Stanley Capital I
      CMBS, Ser 1998-HF1, Cl C
      6.750%, 03/15/30                  $ 125           $135
    Morgan Stanley Captial CMBS,
      Ser 1997-XL1, Cl A1
      6.590%, 10/03/30                      2              2
    Morgan Stanley Dean Witter
      Capital CMBS, Ser
      2000-LIF2, Cl A1
      6.960%, 10/15/33                     55             59
    Mortgage Capital Funding
      CMBS, Ser 1998-MC1, Cl C
      6.947%, 03/18/30                    100            108
    Nationslink Funding
      Corporation CMBS, Ser
      1999-1, Cl 2
      6.316%, 01/20/31                     19             21
                                                  ----------
Total Commerical Mortgages (Cost $698)                   695
                                                  ----------

ASSET-BACKED SECURITIES -- 35.7%
      AUTO & TRANSPORTATION -- 5.3%
    Americredit Automobiles
      Receivable ABS, Ser 2002-A,
      Cl A4
      4.610%, 01/12/09                     15             15
    Chase Manhattan Auto Owner
      Trust ABS, Ser 2003-A, Cl A4
      2.060%, 12/15/09                     55             54
    Harley Davidson Motorcycle
      Trust ABS, Ser 2001-2, Cl A2
      4.720%, 06/15/09                     33             33
    Harley-Davidson Motorcycle
      Trust ABS, Ser 2003-3, Cl B
      2.280%, 05/15/11                     46             46
    Harley-Davidson Motorcycle
      Trust, Ser 2002-1, Cl A2
      4.500%, 01/15/10                     76             77
    Harley-Davidson Motorcycle
      Trust, Ser 2003-1, Cl A1
      1.560%, 05/15/07                     13             12
    Harley-Davidson Motorcycle
      Trust, Ser 2003-1, Cl A2
      2.630%, 11/15/10                     75             74
    MFN Auto Receivables Trust,
      Private Placement 144A, Ser
      2001-A, Cl A2
      5.070%, 06/15/07                      3              3
    Mitsubishi Motors Credit of
      America, Ser 2001-2, Cl A4
      2.652%, 07/15/06                     40             40
    Volkswagen Auto Lease Trust
      ABS, Ser 2002-A, Cl A4
      2.750%, 12/20/07                     25             25
                                                  ----------
                                                         379
      CREDIT CARD -- 7.5%
    Bank One Issuance Trust ABS,
      Ser 2003-C3, Cl C3
      4.770%, 02/16/16                     50              49
    Bank One Issuance Trust, Ser
      2002-A4, Cl A4
      2.940%, 06/16/08                     19             19

--------------------------------------------------------------------------------
1                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


Dwight Intermediate Fixed Income Fund
December 31, 2004 (Unaudited)

                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------
      CREDIT CARD -- CONTINUED
    Chase USA Master Trust, Ser
      2000-1, Cl A
      7.490%, 08/17/09                  $ 155           $155
    Citibank Omni-S Master Trust,
      Ser 2000-2, Cl A
      6.750%, 09/16/09                     17             18
    Household Affinity Credit
      Card Master, Ser 2003-2, ClA
      2.180%, 02/15/08                    100             99
    MBNA Credit Card Master Note
      Trust, Ser 2001-C3, Cl C3
      6.550%, 12/15/08                     40             42
    Metris Master Trust, Ser
      2002-4, Cl A
      2.790%, 05/20/11                    150            150
                                                  ----------
                                                         532
      EQUIPMENT -- 5.6%
    Aircraft Certificate Owner
      Trust ABS, Private
      Placement 144A, Ser
      2003-1A, Cl B
      4.725%, 09/20/22                    150            151
    Aircraft Certificate Owner
      Trust ABS, Private
      Placement 144A, Ser
      2003-1A, Cl D
      6.455%, 09/20/22                     75             76
    Aircraft Certificate Owner
      Trust ABS, Ser 2003-1A, Cl C
      5.551%, 09/20/22                     50             50
    CNH Equipment Trust ABS, Ser
      2003-A, Cl A4B
      2.570%, 09/15/09                     32             31
    John Deere Owner Trsut ABS,
      Ser 2003-A, Cl A4
      2.440%, 06/15/10                     91             89
    Textron Financial Corporation
      Receivables, Private
      Placement 144A, Ser 2000-B,
      Cl A3
      6.990%, 03/15/06                      8              8
                                                  ----------
                                                         405
      HOME EQUITY LOANS -- 13.3%
    Centex Home Equity, Ser
      2001-A, Cl A6
      6.250%, 04/25/31                     65             66
    Centex Home Equity, Ser
      2003-C, Cl AF3
      3.690%, 03/25/28                     20             20
    Chase Funding Mortgage Loan
      Association ABS, Ser
      2003-4, Cl 1A3
      2.734%, 09/25/24                     30             30
    CIT Group Home Equity Loan
      Trust, Ser 2002-1, Cl AF5
      6.710%, 02/25/33                     10             11
    Citifinancial Mortgage
      Securities, Ser 2003-2, Cl
      AF2
      2.126%, 05/25/33                     80             79
    Contimortgage Home Equity
      Loan Trust ABS, Ser 1998-2,
      Cl A7
      6.570%, 03/15/23                     19             19

                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------
      HOME EQUITY LOANS-- CONTINUED
    Countrywide Asset Backed
      Certificates ABS, Ser
      2003-5, Cl AF2
      3.042%, 04/25/25                   $ 85            $85
    Countrywide Asset Backed
      Certificates ABS, Ser
      2003-S2, Cl A2
      3.438%, 12/25/18                     30             30
    Countrywide Asset Backed
      Certificates, Ser 2003-5,
      Cl MF2
      5.959%, 11/25/33                    100            102
    Equivantage Home Equity Loan
      Trust, Ser 1996-3, Cl A3
      7.700%, 09/25/27                     27             27
    Federal Home Loan Mortgage
      Corporation Structured Pass
      Through ABS, Ser T-29, Cl A1
      2.663%, 09/15/26                     67             67
    Federal National Mortgage
      Association Whole Loan ABS,
      Ser 2002-W2, Cl AF4
      5.900%, 05/25/31                      7              7
    First Franklin Mortgage Loan
      Asset ABS, Ser 2004-FF8, Cl A24
      2.471%, 10/25/34                     75             75
    GMAC Commercial Mortgage
      Securities, Ser 1999-C3, Cl A1A
      6.970%, 08/15/36                     36             37
    Long Beach Mortgage Loan
      Trust ABS, Ser 2004-1, Cl A3
      2.718%, 02/25/34                     15             15
    Merrill Lynch Mortgage
      Investors ABS, Ser
      2004-SL1, Cl A
      2.678%, 04/25/35                     36             36
    Merrill Lynch Mortgage
      Investors CMO, Ser 1996-C1, Cl A3
      7.420%, 04/25/28                     13             13
    Residential Asset Mortgage
      Products, Ser 2004-RS4, Cl AI3
      4.003%, 01/25/30                    130            131
    Residential Asset Securities
      ABS, Ser 2003-KS10, Cl AI2
      2.710%, 05/25/26                     45             45
    Residential Asset Securities,
      Ser 2000-KS1, Cl AI4
      8.040%, 10/25/28                      3              3
    Residential Asset Securities,
      Ser 3002-KS3, Cl AI6
      5.960%, 09/25/31                     50             52
                                                  ----------
                                                         950
      INFRASTRUCTURE -- 0.8%
    California Infrastructure,
      Ser 1997-1, Cl A6
      6.380%, 09/25/08                     57             59
                                                  ----------
      MANUFACTURED HOUSING-- 0.1%
    Access Financial,
      Manufacturing Housing
      Contract Trust, Ser 1995-1,
      Cl A3
      7.100%, 05/15/21                      7              7
                                                  ----------

--------------------------------------------------------------------------------
2                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


Dwight Intermediate Fixed Income Fund
December 31, 2004 (Unaudited)

                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------
      OTHER -- 2.4%
    Comed Transitional Funding
      Trust ABS, Ser 1998-1, Cl A6
      5.630%, 06/25/09                   $ 63            $65
    PP&L Transition Bond Company
      LLC ABS, Ser 1999-1, Cl A8
      7.150%, 06/25/09                     25             27
    Structured Asset Investment
      Loan ABS, Ser 2003-BC3, ClM2
      4.368%, 04/25/33                     75             76
                                                  ----------
                                                         168
      RECREATIONAL VEHICLES-- 0.7%
    Distribution Financial
      Services Trust, Ser 1999-1,
      Cl A6
      6.020%, 11/15/16                     50             51
                                                  ----------
Total Asset-Backed Securities (Cost $2,536)            2,551
                                                  ----------

CORPORATE BONDS -- 25.1%
    American Airlines
      7.250%, 02/05/09                    150            146
      3.857%, 07/09/10                     92             91
    American West Airlines,
       Ser 2001-1
      7.100%, 04/02/21                     87             92
    Arcel Finance, Private
      Placement 144A
      7.048%, 09/01/11                     50             51
    Banco Bradesco
      8.750%, 10/24/13                    100            109
    Bear Sterns
      5.700%, 11/15/14                     50             53
    Brasil Telecom
      9.375%, 02/18/14                     80             86
    Continental Airlines, Ser
      2002-1, Cl G2
      6.563%, 02/15/12                    100            106
    Delta Air Lines, Ser 2002-1
      6.718%, 01/02/23                    133            139
    Ford Motor Credit Company
      5.700%, 01/15/10                     50             50
    GE Global Insurance Holdings
      7.500%, 06/15/10                     50             57
    General Electric Capital
      Corporation MTN
      5.450%, 01/15/13                     50             53
    General Motors Acceptance
      Corporation
      6.875%, 08/28/12                     50             51
    Hutchison Whamp
      International, Private
      Placemant 144A
      6.500%, 02/13/13                    100            108
    Indymac Home Equity Loan, Ser
      2001-A, Cl AF6
      6.537%, 11/25/30                     16             16
    International Lease Finance
      Corporation
      4.500%, 05/01/08                     50             51
    Kingsway America
      7.500%, 02/01/14                     50             52
    Liberty Media Corporation
      5.700%, 05/15/13                     50             50
    NBD Bank National Michigan
      8.250%, 11/01/24                     25             32

                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
    Northwest Airlines, Ser
      1999-1A
      6.810%, 02/01/20                   $ 85            $79
    Northwest Airlines, Ser
      2002-1, Cl G2
      6.264%, 11/20/21                     48             49
    Ohio Powers, Ser F
      5.500%, 02/15/13                     50             52
    Pemex Project Master Trust
      8.625%, 02/01/22                     50             58
    Pepco Holdings
      6.450%, 08/15/12                     50             55
    Petrozuata Finance, Private
      Placement 144A
      7.630%, 04/01/09                     23             24
    Sprint Capital Corporation
      8.375%, 03/15/12                     50             60
    Zions Bancorp
      6.000%, 09/15/15                     20             21
                                                  ----------
Total Corporate Bonds (Cost $1,714)                    1,791
                                                  ----------

TREASURY BILL -- 0.1%
    U.S. Treasury Bill
      1.712%, 01/13/05                      4              4
                                                  ----------
Total Treasury Bill (Cost $4)                              4
                                                  ----------

TREASURY NOTE -- 0.6%
    U.S. Treasury Note
      4.750%, 05/15/14                     40             42
                                                  ----------
Total Treasury Note (Cost $41)                            42
                                                  ----------

REPURCHASE AGREEMENT -- 24.3%
  Morgan Stanley 2.05%, dated
    12/31/04, to be repurchased
    on 01/03/05, repurchase price
    $1,735,641 (collateralized by
    a U.S. Treasury obligation,
    par value $5,463,493, 6.50%,
    11/15/26,  total market value
    $1,770,062)(A)                      1,735          1,735
                                                  ----------
Total Repurchase Agreement (Cost $1,735)               1,735
                                                  ----------

Total Investments (120.6%) (Cost $8,521) + @           8,609
                                                  ----------

Other Assets and Liabilities, Net (-20.6%)            (1,467)
                                                  ----------

Net Assets (100.0%)                               $    7,142
                                                  ==========

--------------------------------------------------------------------------------
3                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


Dwight Intermediate Fixed Income Fund
December 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
144A -- Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to a value of $420,342 representing 5.90% of net assets.

(A) -- Tri-party repurchase agreement
ABS -- Asset-Backed Security
Cl -- Class
CMBS -- Commercial Mortgage Backed Security
CMO -- Collateralized Mortgage Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
TBA -- Security traded under delayed delivery commitments settling after December 31, 2004. Income on this security will not be earned until settle date.
Cost figures are shown with "000's" omitted.
+ At December 31, 2004, the tax basis cost of the Fund's investments was $8,521,334, and the unrealized appreciation and depreciation were $107,779 and $(20,010), respectively.

@ For information on the Fund's holdings in futures contracts, please refer to Exhibit A.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
4                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


Dwight Short-Term Fixed Income Fund
December 31, 2004 (Unaudited)




                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------
RESIDENTIAL MORTGAGES-AGENCY -- 11.8%
    Federal National Mortgage
      Association, 15 year TBA
      5.500%, 01/01/20               $ 30,000          $30,994
    Federal National Mortgage
      Association, 30 year TBA
      6.000%, 01/01/35                 30,000           31,012
                                                  ------------
Total Residential Mortgages-Agency (Cost $61,973)       62,006
                                                  ------------

COMMERCIAL MORTGAGES -- 18.2%
    Bear Stearns Commercial
      Mortgage CMBS, Ser
      2001-TOP4, Cl A1
      5.060%, 11/15/16                  6,294            6,482
    Bear Stearns Commercial
      Mortgage CMBS, Ser
      2003-T12, Cl A1
      2.960%, 08/13/39                  6,298            6,154
    Bear Stearns Commercial
      Mortgage CMBS, Ser
      2004-PWR3, Cl A1
      3.236%, 02/11/41                  9,448            9,250
    Bear Stearns Commercial
      Mortgage CMBS, Ser
      2004-T14, Cl A1
      3.570%, 01/12/41                 11,588           11,509
    CS First Boston Mortgage
      Securities CMBS, Ser
      2004-C1, Cl A1
      2.254%, 01/15/37                  2,517            2,463
    Gs Mortgage Securities
      Corporation CMBS, Ser
      2003-C1, Cl A1
      2.904%, 01/10/40                  8,529            8,387
    JP Morgan Chase Commercial
      Mortgage CMBS, Ser 2004-C1,
      Cl A1
      3.053%, 01/15/38                  5,651            5,511
    LB-UBS Commercial Mortgage
      Trust CMBS, Ser 2004-c1, Cl
      A1
      2.964%, 01/15/29                  9,055            8,860
    Merrill Lynch Mortgage Trust
      CMBS, Ser 2002-MW1, Cl A2
      4.929%, 07/12/34                  7,000            7,196
    Morgan Stanley Capital I
      CMBS, Ser 2004-IQ8, Cl A1
      2.250%, 06/15/40                  4,256            4,244
    Morgan Stanley Dean Witter
      Capital CMBS, Ser
      2001-TOP3, Cl A1
      5.310%, 07/15/33                  1,840            1,868
    Prudential Mortgage Capital
      Funding CMBS, Ser
      2001-ROCK, Cl A1
      6.232%, 05/01/34                  6,407            6,809
    Wachovia Bank Commercial
      Mortgage CMBS, Ser 2003-C8,
      Cl A1
      3.444%, 11/15/35                  9,165            9,045




                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------

COMMERCIAL MORTGAGES -- CONTINUED
    Wachovia Bank Commercial
      Mortgage CMBS, Ser
      2004-C10, Cl A1
      3.065%, 02/15/41                $ 7,487           $7,325
                                                  ------------
Total Commercial Mortgages (Cost $91,583)               95,103
                                                  ------------

RESIDENTIAL MORTGAGES -- 6.9%
    Bank of America Mortgage
      Securities CMO, Ser 2004-3,
      Cl 2A14
      4.500%, 04/25/34                  9,960            9,924
    GSR Mortgage Loan Trust CMO,
      Ser 2004-12, Cl 3A3
      4.593%, 12/25/34                 10,000           10,016
    Residential Funding Mortgage
      Securitues CMO, Ser
      2004-S6, Cl 1A4
      5.500%, 06/25/34                 10,002           10,131
    Wells Fargo Mortgage Backed
      Securities CMO, Ser
      2002-18, Cl 2A4
      6.000%, 12/25/32                  5,836            5,851
                                                  ------------
Total Residential Mortgages (Cost $40,462)              35,922
                                                  ------------

ASSET-BACKED SECURITIES -- 20.5%
      AUTO & TRANSPORTATION -- 3.4%
    Carmax Auto Owner Trust ABS,
      Ser 2003-2, Cl A4
      3.070%, 10/15/10                 10,000            9,914
    Harley Davidson Motorcycle
      Trust ABS, Ser 2003-4, Cl A2
      2.690%, 04/15/11                  8,000            7,914
                                                  ------------
                                                        17,828
      CREDIT CARD -- 3.0%
    Capital One Master Trust ABS,
      Ser 1998-1, Cl A
      6.310%, 06/05/11                 10,200           10,996
    Chase Issuance Trust ABS, Ser
      2004-A9, Cl A9
      3.220%, 06/15/10                  5,000            4,948
                                                  ------------
                                                        15,944
      HOME EQUITY LOANS -- 14.1%
    Chase Funding Mortgage Loan
      ABS, Ser 2003-3, Cl 1A2
      1.930%, 05/25/18                  4,914            4,902
    Countrywide Asset Backed
      Certificate ABS, Ser
      2003-5, Cl AF3
      3.613%, 04/25/30                  1,785            1,783
    Countrywide Home Loans CMO,
      Ser 2004-13, Cl 2A17
      5.750%, 08/25/34                  9,116            9,253
    GMAC Mortgage Corporation
      Loan ABS, Ser 2003-HE2, Cl
      A2
      3.140%, 06/25/25                  9,057            9,029
    MLCC Mortgage Investors CMO,
      Ser 2004-1, Cl 1A
      4.616%, 12/25/34                  9,792            9,865

--------------------------------------------------------------------------------
1                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


Dwight Short-Term Fixed Income Fund
December 31, 2004 (Unaudited)

                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------
HOME EQUITY LOANS -- CONTINUED
    Residential Funding Mortgage
      Securities ABS, Ser
      2003-HI3, Cl AI4
      4.670%, 06/25/18               $ 10,474          $10,584
    Structured Asset Securities
      CMO, Ser 2002-21A,  Cl 4A1
      5.150%, 11/25/32                  9,700            9,685
    Structured Asset Securities
      CMO, Ser 2004-21XS,  Cl 2A1A
      2.860%, 12/25/34                  8,724            8,706
    Structured Asset Securities
      CMO, Ser 2004-21XS,  Cl 2A2
      3.590%, 12/25/34              10,000               9,932
                                                  ------------
                                                        73,739
                                                  ------------
Total Asset-Backed Securities (Cost $108,353)          107,511
                                                  ------------

CORPORATE BONDS -- 12.6%
    Block Financial
      8.500%, 04/15/07                  5,000            5,504
    Capital One Financial
      8.750%, 02/01/07                  5,000            5,490
    CIT Group
      4.125%, 11/03/09                 10,000            9,955
    General Electric Capital MTN,
      Ser A
      3.750%, 12/15/09                  5,000            4,921
    Key Bank, Bank Note
      6.500%, 04/15/08                 10,000           10,652
    Rosyln Bancorp
      5.750%, 11/15/07                  3,000            3,123
    SBC Communications Capital
      MTN, Ser E
      7.000%, 10/01/12                  5,000            5,411
    Simon Property Group
      7.125%, 02/09/09                  4,800            5,310
    Southwest Gas MTN, Ser A
      6.890%, 09/24/07                  5,000            5,347
    Southwestern Bell Telephone
      6.625%, 07/15/07                  5,000            5,338
    Unitrin
      5.750%, 07/01/07                  5,000            5,194
                                                  ------------
Total Corporate Bonds (Cost $66,979)                    66,245
                                                  ------------

U.S. TREASURY OBLIGATIONS-- 8.5%
    U.S. Treasury Bill
      2.097%, 04/28/05                 20,000           19,850
    U.S. Treasury Note
      1.875%, 01/31/06                 10,000            9,904
      1.625%, 04/30/05                 15,000           14,963
                                                  ------------
Total U.S. Treasury Obligations (Cost $44,749)          44,717
                                                  ------------


                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------
CASH EQUIVALENTS -- 33.6%
    Ameriquest Mortgage
      Securities ABS, Ser
      2004-R12, Cl A2
      2.290%, 01/25/35               $ 15,000          $15,002
    Asset Backed Funding
      Certificates ABS, Ser
      2004-OPT3, Cl A2
      2.508%, 03/25/25                  6,325            6,325
    Countrywide Asset-Backed
      Certificates ABS, Ser
      2004-7, Cl AF1
      2.618%, 10/25/22                  9,199            9,203
    EQCC Trust ABS, Ser 2002-1,
      Cl 2A
      2.718%, 11/25/31                  2,604            2,609
    Fannie Mae Whole Loan ABS,
      Ser 2001-W4, Cl AF5
      5.614%, 02/25/32                  6,562            6,617
    First Franklin Mortgage Loan
      ABS, Ser 2004-FF8, Cl A24
      2.471%, 10/25/34                 10,000           10,000
    First Horizon Alternative
      Mortgage CMO, Ser 2004-AA4,
      Cl A1
      5.465%, 10/25/34                  9,496            9,689
    First Horizon Trust ABS, Ser
      2004-HE3, Cl A
      2.420%, 10/25/34                 10,000           10,006
    GMAC Mortgage Corporation
      Loan ABS, Ser 2002-HE1, ClA2
      2.658%, 01/25/29                  9,510            9,494
    Granite Mortgages CMO, Ser
      2004-3, Cl 1A3
      2.610%, 09/20/44                  9,250            9,253
    Holmes Financing CMO, Ser 8, Cl 2A
      2.150%, 04/15/11                  5,000            4,998
    Ixis Real Estate Capital
      Trust ABS, Ser 2004-HE4,
      Cl A3
      2.758%, 02/25/35                 10,000           10,000
    Nomura Asset Acceptance
      Corporation CMO, Ser
      2004-AP3, Cl A1
      2.618%, 11/25/34                  9,650            9,654
    Providian Gateway Master
      Trust ABS Private Placement
      144A, Ser 2004-EA, Cl A
      2.533%, 11/15/11                 10,000            9,953
    Renaissance Home Equity Loan
      Trust ABS, Ser 2003-4, Cl A2
      2.618%, 03/25/34                  8,530            8,532
    Renaissance Home Equity Loan
      Trust ABS, Ser 2004-4, Cl
      AF1
      2.310%, 12/29/34                 10,000           10,000
    Residential Asset Mortgage
      Products ABS, Ser
      2004-RS10, Cl AI1
      2.598%, 11/25/23                  9,229            9,230
    Residential Asset Securities
      ABS, Ser 2003-KS1, Cl A1
      2.828%, 01/25/33                  7,946            7,964
    Residential Funding Mortgage
      Securities ABS, Ser
      2004-HS1, Cl AI1
      2.518%, 12/25/18                  6,926            6,927

--------------------------------------------------------------------------------
2                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


Dwight Short-Term Fixed Income Fund
December 31, 2004 (Unaudited)

                                       FACE AMOUNT
                                          (000)       VALUE (000)
-----------------------------------------------------------------
CASH EQUIVALENTS -- CONTINUED
    Sequoia Mortgage Trust CMO,
      Ser 2004-10, Cl A4
      2.580%, 11/20/34                $ 9,800           $9,779
                                                  ------------
Total Cash Equivalents (Cost $175,336)                 175,235
                                                  ------------

Total Investments (112.1%)
  (Cost $589,486) +                                    586,739
                                                  ------------

Other Assets and Liabilities, Net (-12.1%)             (63,245)
                                                  ------------

Net Assets (100.0%)                               $   523,494
                                                  ============

144A -- Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        At December 31, 2004, these securities amounted to a value of $9,953,542 representing 1.9% of net assets.
ABS -- Asset-Backed Security
CMO -- Collateralized Mortgage Obligation
MTN -- Medium-Term Note
Cl -- Class
CMBS -- Commercial Mortgage Backed Security
Ser -- Series
STRIPS -- Separate Trading of Registered Interest and Principal
          Securities
TBA -- Security traded under delayed delivery commitments settling after December 31, 2004. Income on this security will not be earned until settle date.
Cost figures are shown with "000's" omitted.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $589,435,015, and the unrealized appreciation and depreciation were $63,976 and $(2,759,933), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
3                                    PBHG / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS


PBHG Cash Reserves Fund
December 31, 2004 (Unaudited)


                                        Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 5.2%
    Svenska Handels NY                   $ 1,300  $     1,300
      2.130%, 01/13/05
    Westdeutsche Lumdesbank
      1.320%, 01/27/05                     1,000        1,000
                                                  ------------
Total Certificates of Deposit (Cost $2,300)             2,300
                                                  ------------

COMMERCIAL PAPER -- 53.1%
    Apreco LLC(B)
      2.031%, 01/18/05                     1,000          999
    Archer-Daniels-Midland(B)
      2.161%, 02/02/05                     1,300        1,297
    Barclays Bank NY(B)
      2.264%, 02/22/05                     1,000          997
    CBA DE(B)
      2.255%, 01/07/05                     1,000        1,000
    Chariot Funding LLC(B)
      2.336%, 01/19/05                       900          899
    Chase Manhattan
      2.340%, 05/11/05                       450          450
    Ciesco LLC Group(B)
      2.190%, 01/27/05                     1,000          998
    Clipper Receivables(B)
      1.080%, 03/03/05                     1,000          996
    CS First Boston
      2.350%, 01/20/05                       700          700
    Edison Asset Securitization(B)
      2.349%, 02/11/05                     1,000          997
    Fortune Brands
      2.309%, 02/09/05                     1,000          997
    General Electric Capital
      2.273%, 02/16/05                     1,500        1,496
    Goldman Sachs Group
      2.336%, 01/28/05                       700          699
    Greyhawk Funding(B)
      2.358%, 02/02/05                       555          554
    Jupiter Securitization(B)
      2.232%, 02/04/05                     1,000          998
    Morgan Stanley(B)
      2.253%, 02/14/05                     1,000          997
      2.176%, 01/07/05 (B)                 1,000        1,000
    Park Avenue Receivables(B)
      2.228%, 01/19/05                     1,000          999
    Shell Finance UK Plc(B)
      2.363%, 03/03/05                     1,000          996
    Variable Funding Capital
      2.229%, 01/25/05                     1,000          999
    Wells Fargo Bank
      2.010%, 01/19/05                     1,300        1,300
    Wilmington Trust
      2.040%, 01/05/05                     1,300        1,300
    Windmill Funding(B)
      2.070%, 01/19/05                     1,000          999
    Yale University(B)
      2.121%, 02/01/05                     1,000          998
                                                  ------------
Total Commercial Paper (Cost $23,665)                  23,665
                                                  ------------


                                        Face
                                    Amount (000)   Value (000)
--------------------------------------------------------------
U.S. GOVERNMENT BONDS -- 35.4%
     Federal Home Loan Bank
       1.500%, 03/01/05                $     700  $       700
       1.625%, 04/15/05                    1,500        1,501
       1.660%, 05/16/05                      270          270
       2.058%, 01/14/05 (B)                1,500        1,499
       2.148%, 01/19/05 (B)                1,000          999
    Federal Home Loan Mortgage
       1.950%, 01/11/05                    3,200        3,198
       2.287%, 02/01/05 (B)                1,000          998
      Federal National Mortgage
        Association
       1.375%, 02/11/05                    1,500        1,499
       1.375%, 02/14/05                      800          800
       1.610%, 05/13/05                      135          135
       1.980%, 01/12/05 (B)                1,700        1,699
       2.159%, 01/20/05 (B)                1,100        1,099
       2.249%, 02/02/05 (B)                1,380        1,377
                                                  ------------
Total U.S. Government Bonds (Cost $15,774)             15,774
                                                  ------------

REPURCHASE AGREEMENT -- 6.5%
   Goldman Sachs 2.05%, dated
    12/31/04, to be repurchased on
    01/03/05, repurchase price
    $2,900,553 (collateralized by
    various U.S. Government
    obligations, ranging in par value
    $5,846 - $1,512,499, 5.00% - 9.50%,
    04/01/05 - 09/01/34, total
    market value $2,958,564)(A)            2,900        2,900
                                                  ------------
Total Repurchase Agreement (Cost $2,900)                2,900
                                                  ------------
Total Investments (100.2%) (Cost $44,639)+             44,639
                                                  ------------
Other Assets and Liabilities, Net (-0.2%)                 (87)
                                                  ------------
Net Assets (100.0%)                               $    44,552
                                                  ============

(A) -- Tri-party repurchase agreement
(B) -- Discount Note, rate reflected is the effective yield at the time of purchase.
LLC -- Limited Liability Company
Plc -- Public Limited Company
Cost figures are shown with "000's" omitted.

+ For federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1                                        PBHG/Quarterly Report/December 31, 2004

                                    EXHIBIT A



Futures Contracts -- The Analytic Disciplined Equity Fund and the Dwight Intermediate Fixed Income Fund (each the "Disciplined Equity Fund" and the "Intermediate Fixed Income Fund", respectively, and together the "Portfolios") utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolios will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolios' basis in the contract. Risks of entering into futures contracts include the possibility a change in the value of the contract may not correlate with changes in the value of the underlying instruments. Second, it is possible that the lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolios could lose more than the original margin deposit required to initiate the futures transaction.

The Portfolios had the following futures contracts open as of December 31, 2004:

                                                                                               Unrealized
Contract                                         Number of      Contract       Expiration    Appreciation
Description                                      Contracts        Value           Date      (Depreciation)
----------------------------------------------- ------------ ---------------- ------------- ----------------
----------------------------------------------- ------------ ---------------- ------------- ----------------
Disciplined Equity Fund
      S&P 500 Composite Index, E-Mini -- Short      (22)       $(1,335,070)     03/19/2005      $(12,265)
      S&P 500 Composite Index -- Long                14          4,201,225      03/18/2005        46,725
                                                                                                 --------
                                                                                                $ 34,460
Intermediate Fixed Income Fund
      U.S. Two Year Note -- Short                    (2)       $  (419,188)     03/31/2005      $    285
      U.S. Ten Year Note -- Short                    (2)           (223,875)    03/21/2005           136
                                                                                                  ------
                                                                                                $    421


ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) PBHG Funds


By (Signature and Title)           /s/ David J. Bullock
                                   --------------------
                                   David J. Bullock, President and Principal
                                   Executive Officer

Date February 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)           /s/ David J. Bullock
                                   --------------------
                                   David J. Bullock, President and Principal
                                   Executive Officer
Date February 25, 2005


By (Signature and Title)           /s/ Stephen F. Panner
                                   ---------------------
                                   Stephen F. Panner, Treasurer and Principal
                                   Financial Officer
Date February 25, 2005